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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823

                          Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2008 through August 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

                                    [IMAGE]

Pioneer Disciplined
Growth Fund*

--------------------------------------------------------------------------------
Annual Report | August 31, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   SRSGX
Class C   PRGCX
Class Y   PRGYX

*Effective April 1, 2009, Pioneer Research Growth Fund was renamed Pioneer
 Disciplined Growth Fund.

[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             8
Prices and Distributions                                      9
Performance Update                                           10
Comparing Ongoing Fund Expenses                              13
Schedule of Investments                                      15
Financial Statements                                         21
Notes to Financial Statements                                28
Report of Independent Registered Public Accounting Firm      34
Trustees, Officers and Service Providers                     36

                 Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover this year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high. Consumer demand and loan growth are weak. And housing has not yet returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover this year as the Dow Jones Industrial Average climbed back towards the 10,000 level. Many bond investors have similarly seen a strong rebound, with a broad-based recovery across many different fixed-income asset classes. The riskiest asset classes, such as high yield bonds, outperformed other fixed-income asset classes through the first eight months of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they been taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at

2     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09
www.pioneerinvestments.com. We greatly appreciate you putting your trust in us and we thank you for investing with Pioneer.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                 Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     3

Portfolio Management Discussion | 8/31/09

Stock valuations fell hard in the fall of 2008 and the first two months of 2009, as a severe financial crisis created doubts about the health of the domestic and global economies. Beginning in March 2009, however, the equity market began recovering as investors started moving to take advantage of attractive prices. In the following discussion, Pioneer's Diego Franzin, John Peckham, CFA, and Ashesh Savla review the factors that affected the performance of Pioneer Disciplined Growth Fund during the 12 months ended August 31, 2009. Mr. Franzin is Head of Global Quantitative Research at Pioneer; Mr. Peckham, CFA, is Head of Global Fundamental Research at Pioneer; and Mr. Savla is a Quantitative Research Analyst at Pioneer. All are members of the Fund's management team.

Q How did Pioneer Disciplined Growth Fund perform during the 12 months ended August 31, 2009?

A The Fund's Class A shares returned -13.64% at net asset value over the 12 months ended August 31, 2009, while the Fund's benchmark, the Russell 1000 Growth Index, returned -16.76%. Over the same period, the average return of the 829 Large Cap Growth funds tracked by Lipper, Inc. was -18.49%.

Q What were the principal factors affecting the Fund's performance over the 12 months ended August 31, 2009?

A The 12 months ended August 31, 2009 witnessed two dramatic changes in investor sentiment. The first, brought on by the September 2008 collapse of investment bank Lehman Brothers, engulfed the equity markets amid fears that both the domestic and global economies were falling into a severe recession. The second change occurred in March 2009, as people started taking a more constructive view of longer-term economic trends and began to believe that equities were massively oversold, with many stocks then selling at extremely attractive prices. The more positive view of economic trends continued through the spring and summer of 2009, as global capital markets repaired themselves and corporations were again able to obtain credit at reasonable prices and to sell equity to willing investors. While economic signals remained mixed, many investors suspected that the recession may have ended in the summer of 2009. The rally that began in March 2009 was not, however, sufficient to overcome the effects of the severe market losses in late 2008 and early 2009.

   For the full 12 months ended August 31, 2009, large-cap growth stocks, as measured by the Russell 1000 Growth Index, the Fund's benchmark, outpaced large-cap value stocks, as measured by the Russell 1000 Value Index. The primary factor leading to the outperformance of growth stocks was the

4     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09
   relatively strong results from the Information Technology sector, the largest component of the Russell 1000 Growth Index. In contrast, the largest part of the Russell 1000 Value Index is the Financials sector, which saw abysmal returns over the full 12-month period. Financials declined by 28% over the 12 months ended August 31, 2009, while Information Technology declined by "only" 9%. While investors feared that the aftershocks of the credit crisis would affect the Financials sector for the foreseeable future, they seemed to take a more positive view on the prospects of technology companies, which had less debt, easy-to-understand business models and more easily understood paths to profit growth as economies began recovering.

   In this environment, Pioneer Disciplined Growth Fund posted a negative overall return, as it was not able to escape the effects of the severe stock market declines. But the Fund's results surpassed that of its benchmark, the Russell 1000 Growth Index (the Russell Index), as well as the average return of its Lipper peer group over the 12 months ended August 31, 2009. The Fund's relative outperformance was helped both by our decision to position the Fund's portfolio relatively defensively in late 2008 and early 2009, and by a subsequent decision to favor more cyclical stocks in the spring of 2009. Over the full 12 months ended August 31, 2009, stock selection was the primary reason for the Fund's relative outperformance, as the Fund's investments in six out of the 10 market sectors outperformed their counterparts in the Russell Index.

Q What types of investments most helped the Fund's performance over the 12 months ended August 31, 2009?

A The Fund had excellent results from stock selections in the Information Technology sector, the largest part of the growth stock universe. We had good picks across a broad base of technology companies, including hardware corporations, software companies, and semiconductors. Stock selections in the Industrials and Financials sectors also significantly helped the Fund's returns.

   Within technology, Apple was the most prominent contributor to the Fund's performance, as its share price rose on the success of its iPhone, iPod and personal computer products. Other top performers included Teradata, a corporation specializing in data storage; Citrix Systems, which produces a product enabling users to access personal computers from remote locations; and semiconductor companies Analog Devices and Broadcom. We sold the Fund's investment in Broadcom but have maintained the investments in Apple, Teradata, Citrix Systems and Analog Devices as of the end of the Fund's fiscal year, August 31, 2009.

   In Industrials, the Fund's performance received significant help from investments in global delivery service UPS; 3M, a diversified producer of a variety of industrial and office products; and KBR, an engineering and construction

                 Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     5
   corporation. We sold the Fund's position in UPS, but retained the investments in 3M and KBR.

   Among the Fund's holdings in Financials, we saw notable contributions from investments in IntercontinentalExchange, Travelers and State Street. IntercontinentalExchange, a global operator of futures exchanges and over-the-counter trading markets, had the advantages of a transparent business model, a solid balance sheet and low exposure to the credit problems that pulled down many other Financials companies. Travelers' property and casualty insurance business also was less affected by the credit crisis than the brokers and banks that comprise a large part of the Financials sector. We initiated a Fund position in State Street, an asset custodian and investment manager, after its stock value had plummeted. Our analysis indicated that the company was repairing its business problems and raising sufficient capital to overcome its challenges. We retained the Fund's investments in Travelers and State Street but took profits and sold the Fund's position in IntercontinentalExchange.

Q What types of investments held back the Fund's results relative to the Russell 1000 Growth Index?

A Stock selections in Health Care and Materials included several disappointments for the Fund.

   Within Health Care, the most notable underperformers included Cigna, a health maintenance organization (HMO); Thermo Fisher Scientific, a medical products corporation; and Medtronics, a medical equipment company. Cigna's stock value declined on worries about the effects any reforms of the U.S. health care system might have on HMOs, while Thermo Fisher's share price fell from a relatively high level because of investors' disappointment over its revised growth estimates. Medtronics, meanwhile, was hampered by several product recalls. We sold the Fund's investments in all three companies.

   In Materials, noteworthy detractors included two metals corporations, Freeport McMoRan and Nucor, as well as seed and fertilizer company Monsanto. Freeport McMoRan is the world's largest copper miner, while Nucor is a major steel manufacturer. The stock prices of both companies performed poorly during the first half of the Fund's fiscal year amid concerns that the weakening global economy was reducing demand for materials. However, both companies began to rebound in the second half of the 12-month period ended August 31, 2009, as investor sentiment about the global economy began improving. We have retained the Fund's position in Nucor. However, we sold both Freeport McMoRan and Monsanto, the latter of which ran into problems when Roundup, its weed control product, encountered stiff new challenges from low-priced generic products manufactured in China.

6     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

Q  What is your investment outlook?

A The U.S. economy has given the appearance of exiting from recession, while the capital markets have stabilized over the last several months and returned to near-normal conditions. We believe any economic rebound should be fueled by the considerable amount of fiscal and monetary stimulus from the Federal government, which we don't anticipate will end soon. Problems remain, however. The labor market continues to be weak, as employment trends typically tend to lag behind economic trends. Moreover, there is considerable uncertainty about potential Federal policies that could affect the economy, particularly in health care and in energy.

   We remain optimistic about the longer-term prospects for the U.S. stock market, but recognize conditions could be volatile in the near term.

Please refer to the Schedule of Investments on pages 15-20 for a full listing of Fund securities.

Small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                 Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     7

Portfolio Summary | 8/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         98.2%
Depositary Receipts for International Stocks                                1.2%
Temporary Cash Investments                                                  0.6%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     31.7%
Health Care                                                                16.7%
Consumer Staples                                                           16.2%
Consumer Discretionary                                                     10.9%
Industrials                                                                 9.8%
Financials                                                                  5.2%
Energy                                                                      4.2%
Materials                                                                   3.5%
Utilities                                                                   1.0%
Telecommunication Services                                                  0.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Apple, Inc.                                                         4.49%
 2.    Cisco Systems, Inc.                                                 4.20
 3.    Microsoft Corp.                                                     3.85
 4.    Hewlett-Packard Co.                                                 3.73
 5.    Oracle Corp.                                                        3.16
 6.    Google, Inc.                                                        3.13
 7.    3M Co.                                                              2.83
 8.    Phillip Morris International, Inc.                                  2.77
 9.    Amgen, Inc.                                                         2.72
10.    Wal-Mart Stores, Inc.                                               2.67

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

8     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

Prices and Distributions | 8/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

      Class                    8/31/09                      8/31/08
       A                       $8.59                        $9.98
--------------------------------------------------------------------------------
       C                       $8.54                        $9.97
--------------------------------------------------------------------------------
       Y                       $8.62                        $9.98
--------------------------------------------------------------------------------

Distributions per Share: 9/1/08-8/31/09
--------------------------------------------------------------------------------

                   Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
       A             $0.0223              $ --              $ --
--------------------------------------------------------------------------------
       C             $    --              $ --              $ --
--------------------------------------------------------------------------------
       Y             $0.0227              $ --              $ --
--------------------------------------------------------------------------------

                 Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     9

Performance Update | 8/31/09                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

 Average Annual Total Returns
 (As of August 31, 2009)
--------------------------------------------------------------------------------
                                          Net Asset       Public Offering
 Period                                   Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                                -1.24%          -2.81%
1 Year                                    -13.64          -18.62
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2008)
-------------------------------------------------------------------------------
                                          Gross           Net
--------------------------------------------------------------------------------
                                          16.35%          1.25%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer
             Disciplined       Russell 1000
             Growth Fund       Growth Index
12/05           9,425              10,000
8/06            9,779              10,022
8/07           11,803              11,796
8/08           10,619              10,998
8/09            9,170               9,154

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through January 1, 2012 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

10     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

Performance Update | 8/31/09                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of August 31, 2009)
--------------------------------------------------------------------------------
                                          If           If
 Period                                   Held         Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/16/08)                                 -11.02%      -11.02%
1 Year                                    -14.34       -15.20
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2008)
--------------------------------------------------------------------------------
                                          Gross        Net
--------------------------------------------------------------------------------
                                          30.50%       2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer
             Disciplined       Russell 1000
             Growth Fund       Growth Index
7/08           10,000              10,000
8/08           10,205              10,108
8/09            8,741               8,414


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through January 1, 2010 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

                Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     11

Performance Update | 8/31/09                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of August 31, 2009)
--------------------------------------------------------------------------------
                                           If           If
Period                                     Held         Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                                 -1.15%       -1.15%
1 Year                                     -13.34       -13.34
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2008)
--------------------------------------------------------------------------------
                                           Gross        Net
--------------------------------------------------------------------------------
                                           20.69%       0.90%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer
             Disciplined       Russell 1000
             Growth Fund       Growth Index
12/05          10,000              10,000
8/06           10,377              10,022
8/07           12,524              11,796
8/08           11,268              10,998
8/09            9,765               9,154

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through January 1, 2010 for Class Y Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

12     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Research Value Fund

Based on actual returns from March 1, 2009 through August 31, 2009.

Share Class                             A                C               Y
Beginning Account                   $1,000.00        $1,000.00       $1,000.00
Value on 3/1/09
--------------------------------------------------------------------------------
Ending Account Value                $1,381.10        $1,375.18       $1,383.68
(after expenses) on 8/31/09
--------------------------------------------------------------------------------
Expenses Paid                       $    7.50        $   12.87       $    5.41
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, and 0.90% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Research Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from March 1, 2009 through August 31, 2009.

Share Class                             A               C               Y
Beginning Account                   $1,000.00        $1,000.00       $1,000.00
Value on 3/1/09
--------------------------------------------------------------------------------
Ending Account Value                $1,018.90        $1,014.37       $1,020.67
(after expenses) on 8/31/09
--------------------------------------------------------------------------------
Expenses Paid                       $    6.36        $   10.92       $    4.58
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, and 0.90% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

14     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

Schedule of Investments | 8/31/09

-----------------------------------------------------------
 Shares                                           Value
-----------------------------------------------------------
               COMMON STOCKS -- 98.7%
               ENERGY -- 4.2%
               Oil & Gas Drilling -- 2.0%
     7,478     Transocean, Ltd.*                $   567,132
-----------------------------------------------------------
               Oil & Gas Exploration & Production -- 2.2%
    12,148     Anadarko Petroleum Corp.         $   642,265
                                                -----------
               Total Energy                     $ 1,209,397
-----------------------------------------------------------
               MATERIALS -- 3.4%
               Fertilizers & Agricultural Chemicals -- 2.0%
     6,865     Monsanto Co.                     $   575,836
-----------------------------------------------------------
               Steel -- 1.4%
     9,362     Nucor Corp.                      $   416,983
                                                -----------
               Total Materials                  $   992,819
-----------------------------------------------------------
               CAPITAL GOODS -- 8.1%
               Aerospace & Defense -- 2.4%
    11,619     United Technologies Corp.        $   689,704
-----------------------------------------------------------
               Construction & Engineering -- 1.2%
    15,045     KBR, Inc.                        $   340,769
-----------------------------------------------------------
               Industrial Conglomerates -- 2.8%
    11,279     3M Co.                           $   813,216
-----------------------------------------------------------
               Trading Companies & Distributors -- 1.7%
     5,800     W.W. Grainger, Inc.              $   507,326
                                                -----------
               Total Capital Goods              $ 2,351,015
-----------------------------------------------------------
               TRANSPORTATION -- 1.5%
               Air Freight & Couriers -- 1.5%
     8,107     C H Robinson Worldwide, Inc.     $   456,100
                                                -----------
               Total Transportation             $   456,100
-----------------------------------------------------------
               CONSUMER SERVICES -- 4.9%
               Hotels, Resorts & Cruise Lines -- 0.0%
         1     Marriott International, Inc.     $        24
-----------------------------------------------------------
               Restaurants -- 4.9%
    11,937     McDonald's Corp.                 $   671,337
    39,000     Starbucks Corp.*                     740,610
                                                -----------
                                                $ 1,411,947
                                                -----------
               Total Consumer Services          $ 1,411,971
-----------------------------------------------------------
               MEDIA -- 1.6%
               Cable & Satellite -- 1.6%
    30,300     Comcast Corp.*                   $   464,196
                                                -----------
               Total Media                      $   464,196
-----------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     15

---------------------------------------------------------------------
 Shares                                                     Value
---------------------------------------------------------------------
               RETAILING -- 4.3%
               Apparel Retail -- 4.3%
    34,000     Gap, Inc.                                  $   668,100
    16,464     TJX Companies, Inc.                            591,881
                                                          -----------
                                                          $ 1,259,981
                                                          -----------
               Total Retailing                            $ 1,259,981
---------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 4.6%
               Drug Retail -- 2.0%
    15,340     CVS/Caremark Corp.                         $   575,557
---------------------------------------------------------------------
               Hypermarkets & Supercenters -- 2.6%
    15,074     Wal-Mart Stores, Inc.                      $   766,814
                                                          -----------
               Total Food & Drug Retailing                $ 1,342,371
---------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 7.4%
               Packaged Foods & Meats -- 3.2%
     7,100     General Mills, Inc.                        $   424,083
    12,616     Hershey Foods Corp.                            494,926
                                                          -----------
                                                          $   919,009
---------------------------------------------------------------------
               Soft Drinks -- 1.5%
    13,200     Hansen Natural Corp.*                      $   431,112
---------------------------------------------------------------------
               Tobacco -- 2.7%
    17,400     Phillip Morris International, Inc.         $   795,354
                                                          -----------
               Total Food, Beverage & Tobacco             $ 2,145,475
---------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 4.0%
               Household Products -- 4.0%
     7,539     Church & Dwight Co, Inc.                   $   430,703
    10,000     Colgate-Palmolive Co.                          727,000
                                                          -----------
                                                          $ 1,157,703
                                                          -----------
               Total Household & Personal Products        $ 1,157,703
---------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 5.4%
               Health Care Services -- 1.6%
    20,300     Omnicare, Inc.                             $   464,667
---------------------------------------------------------------------
               Managed Health Care -- 3.8%
    21,600     AETNA, Inc.                                $   615,600
    17,728     United Healthcare Group, Inc.                  496,384
                                                          -----------
                                                          $ 1,111,984
                                                          -----------
               Total Health Care Equipment & Services     $ 1,576,651
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

--------------------------------------------------------------------
 Shares                                                    Value
--------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 11.1%
               Biotechnology -- 4.5%
    11,386     Alexion Pharmaceuticals, Inc.*            $   513,964
    13,074     Amgen, Inc.*                                  781,041
                                                         -----------
                                                         $ 1,295,005
--------------------------------------------------------------------
               Pharmaceuticals -- 6.6%
    10,100     Abbott Laboratories, Inc.                 $   456,823
    26,401     Bristol-Myers Squibb Co.                      584,254
    32,000     Pfizer, Inc.                                  534,400
     6,700     Teva Pharmaceutical Industries, Ltd.          345,050
                                                         -----------
                                                         $ 1,920,527
                                                         -----------
               Total Pharmaceuticals & Biotechnology     $ 3,215,532
--------------------------------------------------------------------
               BANKS -- 0.7%
               Regional Banks -- 0.7%
    11,518     Zions Bancorporation (b)                  $   203,523
                                                         -----------
               Total Banks                               $   203,523
--------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 2.8%
               Asset Management & Custody Banks -- 1.8%
     9,900     State Street Corp.                        $   519,552
--------------------------------------------------------------------
               Specialized Finance -- 1.0%
     1,000     CME Group, Inc.                           $   291,040
                                                         -----------
               Total Diversified Financials              $   810,592
--------------------------------------------------------------------
               INSURANCE -- 1.1%
               Multi-Line Insurance -- 1.1%
    10,900     Assurant, Inc.                            $   326,455
                                                         -----------
               Total Insurance                           $   326,455
--------------------------------------------------------------------
               REAL ESTATE -- 0.5%
               Specialized Real Estate Investment Trust -- 0.5%
     2,000     Public Storage, Inc.                      $   141,100
                                                         -----------
               Total Real Estate                         $   141,100
--------------------------------------------------------------------
               SOFTWARE & SERVICES -- 12.9%
               Application Software -- 2.9%
    17,525     Citrix Systems, Inc.*                     $   625,292
    17,700     Nuance Communications, Inc.*                  218,241
                                                         -----------
                                                         $   843,533
--------------------------------------------------------------------
               Internet Software & Services -- 3.1%
     1,945     Google, Inc.*                             $   897,948
--------------------------------------------------------------------
               Systems Software -- 6.9%
    44,821     Microsoft Corp.                           $ 1,104,838
    41,454     Oracle Corp.                                  906,599
                                                         -----------
                                                         $ 2,011,437
                                                         -----------
               Total Software & Services                 $ 3,752,918
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     17

----------------------------------------------------------------------------
 Shares                                                            Value
----------------------------------------------------------------------------
                    TECHNOLOGY HARDWARE & EQUIPMENT -- 14.2%
                    Communications Equipment -- 4.2%
       55,856       Cisco Systems, Inc.*                         $ 1,206,490
----------------------------------------------------------------------------
                    Computer Hardware -- 10.0%
        7,666       Apple, Inc.*                                 $ 1,289,498
       23,866       Hewlett-Packard Co.                            1,071,345
       20,542       Teradata Corp.*                                  553,196
                                                                 -----------
                                                                 $ 2,914,039
                                                                 -----------
                    Total Technology Hardware & Equipment        $ 4,120,529
----------------------------------------------------------------------------
                    SEMICONDUCTORS -- 4.2%
       18,123       Analog Devices, Inc.                         $   511,975
       35,800       Intel Corp.                                      727,456
                                                                 -----------
                                                                 $ 1,239,431
                                                                 -----------
                    Total Semiconductors                         $ 1,239,431
----------------------------------------------------------------------------
                    TELECOMMUNICATION SERVICES -- 0.8%
                    Integrated Telecommunication Services -- 0.8%
        7,700       Verizon Communications, Inc.                 $   239,006
                                                                 -----------
                    Total Telecommunication Services             $   239,006
----------------------------------------------------------------------------
                    UTILITIES -- 1.0%
                    Gas Utilities -- 1.0%
        8,500       Questar Corp.                                $   286,960
                                                                 -----------
                    Total Utilities                              $   286,960
----------------------------------------------------------------------------
                    TOTAL COMMON STOCKS
                    (Cost $24,792,775)                           $28,703,725
----------------------------------------------------------------------------
Principal
Amount
----------------------------------------------------------------------------
                    TEMPORARY CASH INVESTMENTS -- 0.5%
                    Securities Lending Collateral -- 0.5% (c)
                    Certificates of Deposit:
   $    6,817       Bank of Nova Scotia 0.25%, 11/17/09          $     6,817
        7,195       BNP Paribas NY, 0.3%, 11/17/09                     7,195
                                                                 -----------
                                                                 $    14,012
----------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

18     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

---------------------------------------------------------------------------
Principal
Amount                                                            Value
---------------------------------------------------------------------------
                    Commercial Paper:
    $   5,681       GE, 0.59%, 9/18/09                          $     5,681
        7,572       Cafco, 0.40%, 10/1/09                             7,572
        5,301       Ciesco, 0.40%, 9/9/09                             5,301
        2,271       Ciesco, 0.33%, 11/23/09                           2,271
        7,572       Kithaw, 0.40%, 9/21/09                            7,572
        5,679       Char FD, 0.30%, 10/5/09                           5,679
        1,893       Char FD, 0.28%, 10/26/09                          1,893
        4,769       Old LLC, 0.30%, 10/16/09                          4,769
        3,031       Old LLC, 0.32%, 10/15/09                          3,031
        5,065       TB LLC, 0.24%, 9/3/09                             5,065
        7,574       Societe Generale, 1.06%, 9/4/09                   7,574
        1,530       GE, 0.32%, 10/26/09                               1,530
        7,570       BBVA London, 0.29%, 11/6/09                       7,570
        4,540       CBA Financial, 0.27%, 12/29/09                    4,540
        4,541       HND AF, 0.30%, 12/15/09                           4,541
        6,811       NABPP, 0.2%, 12/7/09                              6,811
        1,894       IBM, 0.63%, 9/25/09                               1,894
        6,817       New York Life Global, 0.75%, 9/4/09               6,817
                                                                -----------
                                                                $    90,111
---------------------------------------------------------------------------
                    Tri-party Repurchase Agreements:
       22,722       Deutsche Bank, 0.19%, 8/3/09                $    22,722
       25,438       Barclays Capital Markets, 0.19%, 8/3/09          25,438
                                                                -----------
                                                                $    48,160
---------------------------------------------------------------------------
Shares
---------------------------------------------------------------------------
                    Money Market Mutual Fund:
        3,787       Fidelity Prime Money Market Fund            $     3,787
        3,030       Dreyfus Preferred Money Market Fund               3,030
                                                                -----------
                                                                $     6,817
---------------------------------------------------------------------------
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost $159,100)                             $   159,100
---------------------------------------------------------------------------
                    TOTAL INVESTMENT IN SECURITIES -- 99.2%
                    (Cost $24,951,875) (a)                      $28,862,825
---------------------------------------------------------------------------
                    OTHER ASSETS AND LIABILITIES -- 0.8%        $   232,391
---------------------------------------------------------------------------
                    TOTAL NET ASSETS -- 100.0%                  $29,095,216
---------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     19

*    Non-income producing security.
(a) At August 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $24,978,187 was as follows:

     Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost                $3,994,701
     Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value                 (110,063)
                                                                      ----------
     Net unrealized gain                                              $3,884,638
                                                                      ==========

(b)  At August 31, 2009, the following security was out on loan:

--------------------------------------------------------------------------------
     Shares       Security                 Fair Value
--------------------------------------------------------------------------------
     8,600        Zions Bancorporation     $151,962
                                           --------
                                           $151,962
                                           ========

(c)  Securities lending collateral is managed by Credit Suisse, New York
     Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended August 31, 2009 aggregated $34,088,067 and $10,541,938, respectively.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --  quoted prices in active markets for identical securities
  Level 2 --  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --  significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of August 31, 2009, in valuing the Portfolio's assets:

-------------------------------------------------------------------------------------
                               Level 1          Level 2      Level 3      Total
-------------------------------------------------------------------------------------
Common stocks                  $28,703,725      $     --     $ --         $28,703,725
Temporary cash investments           6,817       152,283       --             159,100
-------------------------------------------------------------------------------------
Total                          $28,710,542      $152,283     $ --         $28,862,825
=====================================================================================

The accompanying notes are an integral part of these financial statements.

20     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

Statement of Assets and Liabilities | 8/31/09

ASSETS:
  Investment in securities (including securities loaned of $151,962)
   (cost $24,951,875)                                                  $28,862,825
  Cash                                                                     362,404
  Receivables --
   Fund shares sold                                                          1,910
   Dividends                                                                57,129
   Due from Pioneer Investment Management, Inc.                              9,995
  Other                                                                     18,177
----------------------------------------------------------------------------------
     Total assets                                                      $29,312,440
----------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                              $   13,944
   Upon return of securities loaned                                        159,100
  Due to affiliates                                                            376
  Accrued expenses                                                          43,804
----------------------------------------------------------------------------------
     Total liabilities                                                  $  217,224
----------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                      $24,894,473
  Undistributed net investment income                                       75,143
  Accumulated net realized gain on investments                             214,650
  Net unrealized gain on investments                                     3,910,950
----------------------------------------------------------------------------------
     Total net assets                                                  $29,095,216
==================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $667,037/77,610 shares)                             $     8.59
  Class C (based on $254,879/29,862 shares)                             $     8.54
  Class Y (based on $28,173,300/3,267,735 shares)                       $     8.62
MAXIMUM OFFERING PRICE:
  Class A ($8.59 [divided by] 94.25%)                                   $     9.11
==================================================================================

The accompanying notes are an integral part of these financial statements.

                Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     21

Statement of Operations

For the Year Ended 8/31/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $209)        $162,809
  Interest                                                      112
  Income from securities loaned, net                             29
------------------------------------------------------------------------------------
     Total investment income                                              $  162,950
------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $ 59,968
  Transfer agent fees
   Class A                                                      337
   Class C                                                      100
   Class Y                                                      115
  Distribution fees
   Class A                                                    1,273
   Class C                                                    2,022
  Shareholder Communications expense                          1,422
  Administrative reimbursements                               3,858
  Custodian fees                                             14,836
  Registration fees                                          55,613
  Professional fees                                          47,289
  Printing expense                                           27,014
  Fees and expenses of nonaffiliated trustees                 7,543
  Miscellaneous                                               1,726
------------------------------------------------------------------------------------
     Total expenses                                                       $  223,116
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                  (135,774)
------------------------------------------------------------------------------------
     Net expenses                                                         $   87,342
------------------------------------------------------------------------------------
       Net investment income                                              $   75,608
------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                        $  232,637
------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                            $3,893,009
------------------------------------------------------------------------------------
  Net gain on investments                                                 $4,125,646
------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                    $4,201,254
====================================================================================



The accompanying notes are an integral part of these financial statements.

22     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

Statements of Changes in Net Assets

For the Years Ended 8/31/09 and 8/31/08, respectively

----------------------------------------------------------------------------------------
                                                           Year Ended         Year Ended
                                                           8/31/09            8/31/08
----------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $    75,608       $    1,618
Net realized gain (loss) on investments                         232,637           (5,997)
Change in net unrealized gain (loss) on investments           3,893,009          (48,085)
----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                             $ 4,201,254       $  (52,464)
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.02 and $0.00 per share, respectively)        $    (1,454)      $       --
   Class Y ($0.02 and $0.00 per share, respectively)               (575)              --
Net realized gain:
   Class A ($0.00 and $1.17 per share, respectively)                 --          (58,645)
----------------------------------------------------------------------------------------
     Total distributions to shareowners                     $    (2,029)      $  (58,645)
----------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $24,339,642       $1,038,085
Reinvestment of distributions                                     1,503           58,645
Cost of shares repurchased                                     (505,317)        (538,085)
----------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund share
     transactions                                           $23,835,828       $  558,645
----------------------------------------------------------------------------------------
   Net increase in net assets                               $28,035,053       $  447,536
NET ASSETS:
Beginning of year                                             1,060,163          612,627
----------------------------------------------------------------------------------------
End of year                                                 $29,095,216       $1,060,163
----------------------------------------------------------------------------------------
Undistributed net investment income                         $    75,143       $    1,615
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     23

--------------------------------------------------------------------------------------------------
                                    '09 Shares       '09 Amount        '08 Shares       '08 Amount
--------------------------------------------------------------------------------------------------
Class A
Shares sold                            22,325       $   163,626           55,218       $  538,085
Reinvestment of distributions             222             1,454            5,218           58,645
Less shares repurchased                  (155)           (1,299)         (55,218)        (538,085)
--------------------------------------------------------------------------------------------------
   Net increase                        22,392       $   163,781            5,218       $   58,645
==================================================================================================
CLASS C*
Shares sold                             4,195       $    30,863           25,667       $  250,000
--------------------------------------------------------------------------------------------------
   Net increase                         4,195       $    30,863           25,667       $  250,000
==================================================================================================
CLASS Y**
Shares sold                         3,303,383       $24,145,202           25,329       $  250,000
Less shares repurchased               (60,977)         (504,018)              --               --
--------------------------------------------------------------------------------------------------
   Net increase                     3,242,406       $23,641,184           25,329       $  250,000
==================================================================================================

*  Class C shares were first publicly offered on July 17, 2008.
** Class Y shares were first publicly offered on July 31, 2008.

The accompanying notes are an integral part of these financial statements.

24     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

Financial Highlights

----------------------------------------------------------------------------------------------------------
                                                    Year Ended    Year Ended    Year Ended    12/15/05 (a)
                                                    8/31/09       8/31/08       8/31/07       to 8/31/06
----------------------------------------------------------------------------------------------------------
 Class A
 Net asset value, beginning of period               $   9.98      $  12.25      $ 10.18        $ 10.00
----------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                             $   0.02      $   0.02      $  0.01        $  0.02
  Net realized and unrealized gain (loss)
    on investments                                     (1.39)        (1.12)        2.09           0.16
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                         $  (1.37)     $  (1.10)     $  2.10        $  0.18
 Distributions to shareowners:
  Net investment income                                (0.02)           --        (0.03)            --
  Net realized gain                                       --         (1.17)          --             --
----------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $  (1.39)     $  (2.27)     $  2.07        $  0.18
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $   8.59      $   9.98      $ 12.25        $ 10.18
==========================================================================================================
 Total return*                                        (13.64)%      (10.03)%      20.69%          1.80%(b)
 Ratio of net expenses to average net assets            1.25%         1.25%        1.25%          1.25%**
 Ratio of net investment income to
  average net assets                                    0.39%         0.22%        0.09%          0.30%**
 Portfolio turnover rate                                 106%           92%          95%            73%(b)
 Net assets, end of period (in thousands)           $    667      $    551      $   613        $   509
 Ratios with no waiver of fees and assumption
  of expenses by PIM and no reduction for fees
  paid indirectly:
 Net expenses                                          10.79%        16.35%       13.49%         21.63%**
 Net investment loss                                   (9.15)%      (14.88)%     (12.15)%       (20.08)%**
==========================================================================================================

(a) The Fund commenced operations on December 15, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.

The accompanying notes are an integral part of these financial statements.
                Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     25

--------------------------------------------------------------------------------------------------
                                                                       Year Ended      7/17/08 (a)
                                                                       8/31/09         to 8/31/08
--------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period                                  $   9.97        $  9.74
--------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (loss)                                         $  (0.03)       $  0.00(c)
  Net realized and unrealized gain (loss) on investments                  (1.40)          0.23
--------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations                 $  (1.43)       $  0.23
--------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                            $  (1.43)       $  0.23
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                                        $   8.54        $  9.97
==================================================================================================
 Total return*                                                           (14.34)%         2.36%(b)
 Ratio of net expenses to average net assets                               2.15%          1.83%**
 Ratio of net investment loss to average net assets                       (0.52)%        (0.05)%**
 Portfolio turnover rate                                                    106%            92%(b)
 Net assets, end of period (in thousands)                              $    255       $    256
 Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                            11.44%         30.50%**
  Net investment loss                                                     (9.82)%       (28.72)%**
==================================================================================================

(a) Class C shares were first publicly offered on July 17, 2008.
(b) Not annualized.
(c) The amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.

The accompanying notes are an integral part of these financial statements.

26     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

---------------------------------------------------------------------------------------------------
                                                                      Year Ended       7/31/08 (a)
                                                                      8/31/09          to 8/31/08
---------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                                  $   9.98         $  9.87
---------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                                $   0.03         $  0.01
  Net realized and unrealized gain (loss) on investments                  (1.37)           0.10
---------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations                 $  (1.34)        $  0.11
 Distributions to shareowners:
  Net investment income                                                   (0.02)             --
---------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                            $  (1.36)        $  0.11
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                                        $   8.62         $  9.98
===================================================================================================
 Total return*                                                           (13.34)%          1.11%(b)
 Ratio of net expenses to average net assets                               0.90%           0.90%**
 Ratio of net investment income to average net assets                      0.88%           1.60%**
 Portfolio turnover rate                                                    106%             92%(b)
 Net assets, end of period (in thousands)                              $ 28,173         $   253
 Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                             1.70%          20.69%**
  Net investment income (loss)                                             0.07%         (18.19)%**
===================================================================================================

(a) Class Y shares were first publicly offered on July 31, 2008.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.

The accompanying notes are an integral part of these financial statements.

                Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     27

Notes to Financial Statements | 8/31/09

1. Organization and Significant Accounting Policies

Pioneer Disciplined Growth Fund (the Fund), formerly Pioneer Research Growth Fund, is one of five portfolios comprising Pioneer Series Trust V. The Fund is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. The Fund's investment objective is long-term capital growth.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class C and Class Y shares were first publicly offered on July 17, 2008 and July 31, 2008, respectively. Each class of shares represents and interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income, and therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

28     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At August 31, 2009, there were no securities that were valued using fair value methods. Short-term fixed income securities with remaining maturities of sixty days of less generally are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

                Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     29

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The Fund has elected to defer $49,457 of capital losses recognized between November 1, 2008 and August 31, 2009 to its fiscal year ending August 31, 2010.

   At August 31, 2009, the Fund has reclassified $51 to decrease undistributed net investment income and $51 to increase accumulated net realized gain on investments, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

   The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 were as follows:

---------------------------------------------------
                                2009        2008
---------------------------------------------------
   Distributions paid from:
   Ordinary income               $2,029     $42,593
   Long term capital gain            --      16,052
---------------------------------------------------
     Total                       $2,029     $58,645
===================================================

  The following shows the components of distributable earnings on a federal income tax basis at August 31, 2009:

---------------------------------------------------
                                         2009
---------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income         $  356,898
   Undistributed long-term gain               8,664
   Post-October loss deferred               (49,457)
   Unrealized appreciation                3,884,638
---------------------------------------------------
     Total                               $4,200,743
===================================================

   The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $217 in underwriting commissions on the sale of Class A shares during the year ended August 31, 2009.

30     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class C, and Class Y shares bear different transfer agent and distribution expense rates.

E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the fair value of the collateral, as invested, has declined.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion. Prior to September 1, 2008, the Fund's management fee was 0.75% of the

                Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     31

Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. For the year ended August 31, 2009, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund's average net assets.

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 0.90% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through January 1, 2012 for Class A shares and through January 1, 2010 for Class C and Class Y shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $84 in management fees, administrative costs and certain other reimbursements payable to PIM at August 31, 2009.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended August 31, 2009, out-of-pocket expenses by class of shares were as follows:

---------------------------------------------
 Shareholder Communications:
---------------------------------------------
 Class A                               $  838
 Class C                                  112
 Class Y                                  472
---------------------------------------------
  Total                                $1,422
=============================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $257 in transfer agent fees payable to PIMSS at August 31, 2009.


4. Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services

32     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09
with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $35 in distribution fees payable to PFD at August 31, 2009.

In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or fair value of shares being redeemed. There is no CDSC for Class Y Shares. Proceeds from the CDSCs are paid to PFD. For the year ended August 31, 2009, no CDSCs were paid to PFD.

5. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through October 21, 2009 and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     33

Report of Independent Registered Public Accounting Firm

To the Trustees of Pioneer Series Trust V and
Shareholders of Pioneer Disciplined Growth Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Disciplined Growth Fund (the Fund, formerly Pioneer Research Growth Fund) (one of the portfolios constituting Pioneer Series Trust V), including the schedule of investments, as of August 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Disciplined Growth Fund at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                   /s/ Ernst & Young LLP

Boston, Massachusetts
October 21, 2009

34     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

ADDITIONAL INFORMATION (unaudited)

For the year ended August 31, 2009, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2007 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100%.

                Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     35

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a Trustee of each of the 63 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a Trustee of 48 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

36     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

Interested Trustees

-------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
-------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Chairman of the Board,   Trustee since 2005.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

Interested Trustees
----------------------------------------------------------------------------------------------------------------------
                                                                                              Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                       by this Trustee
----------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Deputy Chairman and a director of Pioneer Global Asset Manage-    None
                            ment S.p.A. ("PGAM"); Non-Executive Chairman and a director of
                            Pioneer Investment Management USA Inc. ("PIM-USA"); Chair-
                            man and a director of Pioneer; Chairman and Director of Pioneer
                            Institutional Asset Management, Inc. (since 2006); Director of
                            Pioneer Alternative Investment Management Limited (Dublin);
                            President and a director of Pioneer Alternative Investment Man-
                            agement (Bermuda) Limited and affiliated funds; Director of
                            PIOGLOBAL Real Estate Investment Fund (Russia) (until June
                            2006); Director of Nano-C, Inc. (since 2003); Director of Cole
                            Management Inc. (since 2004); Director of Fiduciary Counseling,
                            Inc.; President and Director of Pioneer Funds Distributor, Inc.
                            ("PFD") (until May 2006); President of all of the Pioneer Funds;
                            and Of Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
----------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Director, CEO and President of Pioneer Investment Management      None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007); Direc-
                            tor of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset Man-
                            agement S.p.A. (2000 - 2007)
----------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

                 Pioneer Disciplined Growth Fund | Annual Report | 8/31/09    37

Independent Trustees

--------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
--------------------------------------------------------------
David R. Bock (65)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
--------------------------------------------------------------
Mary K. Bush (61)    Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
--------------------------------------------------------------

Independent Trustees
------------------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships Held
Name and Age         Principal Occupation During Past Five Years                          by this Trustee
------------------------------------------------------------------------------------------------------------------------
David R. Bock (65)   Managing Partner, Federal City Capital Advisors (boutique mer-       Director of Enterprise Com-
                     chant bank) (1997 to 2004 and 2008 - present); and Executive         munity Investment, Inc.
                     Vice President and Chief Financial Officer, I-trax, Inc. (publicly   (privately held affordable
                     traded health care services company) (2004 - 2007)                   housing finance company);
                                                                                          Director of New York Mort-
                                                                                          gage Trust (publicly traded
                                                                                          mortgage REIT); and Direc-
                                                                                          tor of Oxford Analytica, Inc.
                                                                                          (privately held research and
                                                                                          consulting company)
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (61)    President, Bush International, LLC (international financial advi-    Director of Marriott Interna-
                     sory firm)                                                           tional, Inc.; Director of Dis-
                                                                                          cover Financial Services
                                                                                          (credit card issuer and elec-
                                                                                          tronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company);
                                                                                          Director of Mantech Interna-
                                                                                          tional Corporation (national
                                                                                          security, defense, and intel-
                                                                                          ligence technology firm);
                                                                                          and Member, Board of Gov-
                                                                                          ernors, Investment Company
                                                                                          Institute
------------------------------------------------------------------------------------------------------------------------

38    Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

---------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
---------------------------------------------------------------------
Benjamin M. Friedman (65)   Trustee         Trustee since 2008.
---------------------------------------------------------------------
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Margaret B.W. Graham (62)   Trustee         Trustee since 2005.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Thomas J. Perna (58)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Marguerite A. Piret (61)    Trustee         Trustee since 2005.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Stephen K. West (80)        Trustee         Trustee since 2005.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                          by this Trustee
--------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (65)   Professor, Harvard University                                        Trustee, Mellon Institutional
                                                                                                 Funds Investment Trust and
                                                                                                 Mellon Institutional Funds
                                                                                                 Master Portfolio (oversees
                                                                                                 17 portfolios in fund
                                                                                                 complex)
--------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (62)   Founding Director, Vice President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
--------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (technology products for   None
                            securities lending industry) (2008 - present); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
--------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (61)    President and Chief Executive Officer, Newbury, Piret & Company,     Director of New America
                            Inc. (investment banking firm)                                       High Income Fund, Inc.
                                                                                                 (closed-end investment
                                                                                                 company)
--------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                   Director, The Swiss Helvetia
                                                                                                 Fund, Inc. (closed-end
                                                                                                 investment company)
--------------------------------------------------------------------------------------------------------------------------------



                 Pioneer Disciplined Growth Fund | Annual Report | 8/31/09    39

Fund Officers

--------------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
--------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary             Since 2005. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary   Since 2005. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------
Mark E. Bradley (49)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Treasurer   Since 2005. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------
Gary Sullivan (51)           Assistant Treasurer   Since 2005. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------

Fund Officers
----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation During Past Five Years                         Held by this Officer
----------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary of PIM-USA; Senior Vice President -- Legal of Pioneer;    None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)         Vice President -- Fund Accounting, Administration and Controller-   None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services,
                             from 2002 to 2003
----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (51)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------

40    Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

----------------------------------------------------------------------
                         Position Held         Length of Service
Name and Age             with the Fund         and Term of Office
----------------------------------------------------------------------
David F. Johnson (29)    Assistant Treasurer   Since 2009. Serves at
                                               the discretion of the
                                               Board.
------------------------ ---------------------------------------------
Teri W. Anderholm (50)   Chief Compliance      Since 2007. Serves at
                         Officer               the discretion of the
                                               Board.
------------------------ ---------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                             Other Directorships
Name and Age             Principal Occupation During Past Five Years                         Held by this Officer
-------------------------------------------------------------------------------------------------------------------
David F. Johnson (29)    Fund Administration Manager -- Fund Accounting, Administration      None
                         and Controllership Services since November 2008 and Assistant
                         Treasurer of all of the Pioneer Funds since January 2009; Client
                         Service Manager -- Institutional Investor Services at State Street
                         Bank from March 2003 to March 2007
-------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (50)   Chief Compliance Officer of Pioneer since December 2006 and         None
                         of all the Pioneer Funds since January 2007; Vice President and
                         Compliance Officer, MFS Investment Management (August 2005
                         to December 2006); Consultant, Fidelity Investments (February
                         2005 to July 2005); Independent Consultant (July 1997 to
                         February 2005)
-------------------------------------------------------------------------------------------------------------------


                 Pioneer Disciplined Growth Fund | Annual Report | 8/31/09    41

                           This page for your notes.

42     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

                           This page for your notes.

                Pioneer Disciplined Growth Fund | Annual Report | 8/31/09     43

                           This page for your notes.

44     Pioneer Disciplined Growth Fund | Annual Report | 8/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,

new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.

P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



[GRAPHIC MAP]

Pioneer Disciplined

Value Fund*
--------------------------------------------------------------------------------
Annual Report | August 31, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   SERSX
Class C   PRVCX
Class Y   PRUYX


*Effective April 1, 2009, Pioneer Research Value Fund was renamed Pioneer
 Disciplined Value Fund.


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             8
Prices and Distributions                                      9
Performance Update                                           10
Comparing Ongoing Fund Expenses                              13
Schedule of Investments                                      15
Financial Statements                                         21
Notes to Financial Statements                                28
Report of Independent Registered Public Accounting Firm      34
Trustees, Officers and Service Providers                     36


                  Pioneer Disciplined Value Fund | Annual Report | 8/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover this year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high. Consumer demand and loan growth are weak. And housing has not yet returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover this year as the Dow Jones Industrial Average climbed back towards the 10,000 level. Many bond investors have similarly seen a strong rebound, with a broad-based recovery across many different fixed-income asset classes. The riskiest asset classes, such as high yield bonds, outperformed other fixed-income asset classes through the first eight months of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they been taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate you putting your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                  Pioneer Disciplined Value Fund | Annual Report | 8/31/09     3

Portfolio Management Discussion | 8/31/09

Stock valuations fell hard in the fall of 2008 and the first two months of 2009, as a severe financial crisis created doubts about the health of the domestic and global economies. Beginning in March 2009, however, the equity market began recovering as investors started moving to take advantage of attractive prices. In the following discussion, Pioneer's Diego Franzin, John Peckham, CFA, and Ashesh Savla review the factors that affected the performance of Pioneer Disciplined Value Fund during the 12 months ended August 31, 2009. Mr. Franzin is Head of Global Quantitative Research at Pioneer; Mr. Peckham, CFA, is Head of Global Fundamental Research at Pioneer; and Mr. Savla is a Quantitative Research Analyst at Pioneer. All are members of the Fund's management team.

Q    How did the Fund perform during the 12 months ended August 31, 2009?

A Over the 12 months ended August 31, 2009, the Fund's Class A shares had a total return of -13.34% at net asset value, while the Fund's benchmark, the Russell 1000 Value Index, returned -20.27%. Over the same period, the average return of the 567 Large Cap Value funds tracked by Lipper, Inc. was -18.12%.

Q What were the principal factors affecting the Fund's performance over the 12 months ended August 31, 2009?

A The 12-month period witnessed two dramatic changes in investor sentiment. The first, brought on by the September 2008 collapse of investment bank Lehman Brothers, engulfed the equity markets amid fears that both the domestic and global economies were falling into a severe recession. The second change occurred in March 2009, as people started taking a more constructive view of longer-term economic trends and began to believe that equities were massively oversold, with many stocks then selling at extremely attractive prices. The more positive view of economic trends continued through the spring and summer of 2009, as global capital markets repaired themselves and corporations were again able to obtain credit at reasonable prices and to sell equity to willing investors. While economic signals remained mixed, many investors suspected that the recession may have ended in the summer of 2009. The rally that began in March 2009 was not, however, sufficient to overcome the effects of the severe market losses suffered in late 2008 and early 2009.

     For the full 12 months ended August 31, 2009, large-cap value stocks, as measured by the Fund's benchmark, the Russell 1000 Value Index, trailed large-cap growth stocks, as measured by the Russell 1000 Growth Index.


4     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

     The primary factor in the underperformance of value stocks was the abysmal returns in Financials. The Financials sector is the largest component of the Russell 1000 Value Index, and those stocks declined by 28% over the 12 months ended August 31, 2009. In contrast, the largest component of the Russell 1000 Growth Index was the Information Technology sector. Information Technology stocks lost 9% of their value during the 12 months, a significantly smaller loss than those suffered in the Financials sector. While investors feared that the aftershocks of the credit crisis would affect Financials stocks for the foreseeable future, they had a more positive view of the prospects for Information Technology companies, as those companies had less debt, easy-to-understand business models and more easily understood paths to profit growth as economies began recovering.

     In this environment, Pioneer Disciplined Value Fund posted a negative return for the 12 months ended August 31, 2009, as it was not able to escape the effects of the severe stock market declines. Nevertheless, the Fund substantially outperformed its benchmark, the Russell 1000 Value Index (the Russell Index), as well as the average return of its Lipper peer group. The Fund's outperformance was helped both by the decision to position the Fund's portfolio relatively defensively in late 2008 and early 2009, and by our subsequent decision to start favoring more cyclical stocks in the spring of 2009. Over the full 12 months ended August 31, 2009, stock selection was the primary reason for the Fund's outperformance, as the Fund's investments in eight out of the 10 market sectors outperformed their counterparts in the Russell Index.

Q What types of investments most helped the Fund's performance over the 12 months ended August 31, 2009?

A While stock picking in the Financials, Industrials and Consumer Staples sectors all had notable impacts on the Fund's performance, the major factor in the Fund's strong relative return was its avoidance of the worst-performing Financials stocks. The Fund had no investments in many of the larger firms--such as Citigroup and American International Group
     (AIG)--whose stock prices suffered the greatest losses because of their exposure to credit problems. In addition, our selections of other Financials stocks, such as Travelers and Chubb, two prominent property and casualty companies, and Bank of New York Mellon, best known as a custodian of financial assets, worked out well for the Fund. We sold the Fund's position in Chubb as of the end of the 12-month period.

     In the Industrials sector, we avoided General Electric (GE), the giant industrials and financials conglomerate, which posted very poor returns because of concerns about its financial operations. GE's share price also took a beating when the company cut its stock dividend and when two of the major credit rating services, Moody's and Standard and Poor's, each downgraded


                  Pioneer Disciplined Value Fund | Annual Report | 8/31/09     5
     the firm's debt rating from AAA to lower levels. In a challenging market environment, Industrials corporations that were more diversified tended to hold up better, and the Fund's investments in companies such as United Technologies and 3M proved to be an asset.

     Among the Fund's Consumer Staples holdings, giant retailer Wal-Mart and shampoo manufacturer Alberto-Culver both fared well. Investors perceived that Wal-Mart had a competitive advantage because of its low-price strategy in a period of economic decline, while Alberto-Culver was attractive because of its relatively stable earnings stream. Tobacco companies Lorillard and Altria also held up well, consistent with their reputations as more defensive stocks. We sold all four positions from the Fund by the end of the 12-month period.

     Outside of Consumer Staples, Industrials and Financials, the Fund's best performers included Teradata, an Information Technology company specializing in data storage, and Massachusetts-based NSTAR in the utilities space.

Q What types of investments detracted the most from the Fund's performance over the 12 months ended August 31, 2009?

A Stock selections in Health Care constituted the greatest drag on the Fund's performance over the period. Among the Fund's Health Care holdings, some of the notably disappointing investments included Cigna, a health maintenance organization (HMO); Thermo Fisher Scientific, a medical products corporation; and Amgen, a biotechnology company. Cigna's stock value declined on worries about the effects any reforms of the U.S. health care system might have on HMOs, while Thermo Fisher's share price fell from a relatively high level because of investors' disappointment over its revised growth estimates. Amgen underperformed primarily because of uncertainties surrounding its anemia drug products, especially those used in the dialysis market. We sold the Fund's investments in Cigna and Thermo Fisher Scientific, but we retained a position in Amgen because of our optimism about prospects for its osteoporosis drugs.

     Notable among other poor-performing Fund holdings over the 12 months ended August 31, 2009, were Time Warner Cable and Constellation Brands, a marketer of wine, beers and other beverages.

Q    What is your investment outlook?

A The U.S. economy has given the appearance of exiting from recession, while the capital markets have stabilized over the last several months and returned to near-normal conditions. We believe any economic rebound should be fueled by the considerable amount of fiscal and monetary stimulus from the Federal government, which we don't anticipate will end soon. Problems remain, however. The labor market continues to be weak, as employment


6     Pioneer Disciplined Value Fund | Annual Report | 8/31/09
     trends typically tend to lag behind economic trends. Moreover, there is considerable uncertainty about potential Federal policies that could affect the economy, particularly in health care and in energy.

     We remain optimistic about the longer-term prospects for the U.S. stock market, but recognize conditions could be volatile in the near term.

Please refer to the Schedule of Investments on pages 15-20 for a full listing of Fund securities.

Small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                  Pioneer Disciplined Value Fund | Annual Report | 8/31/09     7

Portfolio Summary | 8/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks            99.5%
Temporary Cash Investments     0.5%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Financials                   24.9%
Energy                       19.3%
Industrials                  10.0%
Health Care                   9.7%
Consumer Discretionary        9.3%
Utilities                     7.3%
Consumer Staples              6.0%
Telecommunication Services    5.4%
Information Technology        4.7%
Materials                     3.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Pfizer, Inc.                                                        4.05%
--------------------------------------------------------------------------------
 2.    Wells Fargo & Co.                                                   3.77
--------------------------------------------------------------------------------
 3.    Verizon Communications, Inc.                                        3.61
--------------------------------------------------------------------------------
 4.    Chevron Corp.                                                       3.36
--------------------------------------------------------------------------------
 5.    Occidental Petroleum Corp.                                          3.16
--------------------------------------------------------------------------------
 6.    Apache Corp.                                                        2.64
--------------------------------------------------------------------------------
 7.    The Bank of New York Mellon Corp.                                   2.50
--------------------------------------------------------------------------------
 8.    United Healthcare Group, Inc.                                       2.41
--------------------------------------------------------------------------------
 9.    The Travelers Co., Inc.                                             2.39
--------------------------------------------------------------------------------
10.    Morgan Stanley Group, Inc.                                          2.39
--------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.


8     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

Prices and Distributions | 8/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

      Class                      8/31/09                     8/31/08
       A                         $ 8.19                       $ 9.60
--------------------------------------------------------------------------------
       C                         $ 8.23                       $ 9.61
--------------------------------------------------------------------------------
       Y                         $ 8.27                       $ 9.62
--------------------------------------------------------------------------------

Distributions per Share: 9/1/08-8/31/09
--------------------------------------------------------------------------------

                      Net Investment           Short-Term           Long-Term
      Class              Income             Capital Gains        Capital Gains
       A               $ 0.1079                 $  --               $  --
--------------------------------------------------------------------------------
       C               $ 0.0209                 $  --               $  --
--------------------------------------------------------------------------------
       Y               $ 0.0651                 $  --               $  --
--------------------------------------------------------------------------------


                  Pioneer Disciplined Value Fund | Annual Report | 8/31/09     9

Performance Update | 8/31/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of August 31, 2009)
----------------------------------------------------
                   Net Asset       Public Offering
Period             Value (NAV)     Price (POP)
----------------------------------------------------
Life-of-Class
(12/15/05)           -1.85%          -3.40%
1 Year              -13.34          -18.36
----------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2008)
----------------------------------------------------
                   Gross           Net
----------------------------------------------------
                     16.02%           1.25%
----------------------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Disciplined        Russelll 1000
                  Value Fund             Value Index
12/05               $ 9,425                $10,000
 8/06               $10,181                $11,098
 8/07               $11,835                $12,524
 8/08               $10,257                $10,688
 8/09               $ 8,888                $ 8,522

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through January 1, 2012 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

10     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

Performance Update | 8/31/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

 Average Annual Total Returns
 (As of August 31, 2009)
----------------------------------------------------
                   If              If
Period             Held            Redeemed
----------------------------------------------------
Life-of-Class
(7/16/08)           -10.39%         -10.39%
1 Year              -14.10          -14.96
----------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2008)
----------------------------------------------------
                   Gross           Net
----------------------------------------------------
                     25.47%           2.15%
----------------------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Disciplined        Russelll 1000
                  Value Fund             Value Index
7/08                $10,000                $10,000
8/08                $10,148                $10,170
8/09                $ 8,717                $ 8,109

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through January 1, 2010 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000(R) Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


                 Pioneer Disciplined Value Fund | Annual Report | 8/31/09     11

Performance Update | 8/31/09                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Disciplined Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of August 31, 2009)
----------------------------------------------------
                   If              If
Period             Held            Redeemed
----------------------------------------------------
Life-of-Class
(7/16/08)            -1.75%          -1.75%
1 Year              -13.22          -13.22
----------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2008)
----------------------------------------------------
                   Gross           Net
----------------------------------------------------
                     10.11%           0.90%
----------------------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Disciplined        Russelll 1000
                  Value Fund             Value Index
12/05               $10,000                $10,000
 8/06               $10,798                $11,098
 8/07               $12,552                $12,524
 8/08               $10,901                $10,688
 8/09               $ 9,459                $ 8,522

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through January 1, 2010 for Class Y Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

12     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Value Fund

Based on actual returns from March 1, 2009 through August 31, 2009.

--------------------------------------------------------------------------------
Actual
Share Class                             A                C                 Y
--------------------------------------------------------------------------------
Beginning Account                   $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 3/1/09
--------------------------------------------------------------------------------
Ending Account Value                $ 1,367.31       $ 1,360.25       $ 1,369.20
(after expenses) on 8/31/09
--------------------------------------------------------------------------------
Expenses Paid                       $     7.46       $    11.84       $     5.37
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 1.99%, and 0.90% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                 Pioneer Disciplined Value Fund | Annual Report | 8/31/09     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from March 1, 2009 through August 31, 2009.

--------------------------------------------------------------------------------
Hypothetical
Share Class                             A                C                 Y
--------------------------------------------------------------------------------
Beginning Account                   $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 3/1/09
--------------------------------------------------------------------------------
Ending Account Value                $ 1,018.90       $ 1,015.17       $ 1,020.67
(after expenses) on 8/31/09
--------------------------------------------------------------------------------
Expenses Paid                       $     6.36       $    10.11       $     4.58
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 1.99%, and 0.90% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

14     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

Schedule of Investments | 8/31/09

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
             COMMON STOCKS -- 98.1%
             ENERGY -- 18.9%
             Integrated Oil & Gas -- 6.4%
   11,243    Chevron Corp.                                           $   786,335
   10,100    Occidental Petroleum Corp.                                  738,310
                                                                     -----------
                                                                     $ 1,524,645
--------------------------------------------------------------------------------
             Oil & Gas Drilling -- 1.7%
    5,285    Transocean, Ltd. *                                      $   400,814
--------------------------------------------------------------------------------
             Oil & Gas Equipment & Services -- 2.1%
   21,407    Halliburton Co. *                                       $   507,560
--------------------------------------------------------------------------------
             Oil & Gas Exploration & Production -- 6.8%
    9,664    Anadarko Petroleum Corp.                                $   510,936
    7,272    Apache Corp.                                                617,756
    8,069    Devon Energy Corp.                                          495,275
                                                                     -----------
                                                                     $ 1,623,967
--------------------------------------------------------------------------------
             Oil & Gas Storage & Transportation -- 1.9%
   49,551    El Paso Corp.                                           $   457,356
                                                                     -----------
             Total Energy                                            $ 4,514,342
--------------------------------------------------------------------------------
             MATERIALS -- 3.3%
             Industrial Gases -- 1.6%
    8,298    Airgas, Inc.                                            $   385,857
--------------------------------------------------------------------------------
             Steel -- 1.7%
    9,037    Nucor Corp.                                             $   402,508
                                                                     -----------
             Total Materials                                         $   788,365
--------------------------------------------------------------------------------
             CAPITAL GOODS -- 8.2%
             Aerospace & Defense -- 2.0%
    8,104    United Technologies Corp.                               $   481,053
--------------------------------------------------------------------------------
             Construction & Engineering -- 1.2%
   12,557    KBR, Inc.                                               $   284,416
--------------------------------------------------------------------------------
             Industrial Conglomerates -- 1.6%
    5,296    3M Co.                                                  $   381,842
--------------------------------------------------------------------------------
             Industrial Machinery -- 1.8%
    9,700    Kennametal, Inc.                                        $   213,885
    3,900    SPX Corp.                                                   217,152
                                                                     -----------
                                                                     $   431,037
--------------------------------------------------------------------------------
             Trading Companies & Distributors -- 1.6%
    4,300    W.W. Grainger, Inc.                                     $   376,121
                                                                     -----------
             Total Capital Goods                                     $ 1,954,469
--------------------------------------------------------------------------------
             TRANSPORTATION -- 1.6%
             Railroads -- 1.6%
    7,800    Canadian National Railway Co.                           $   376,506
                                                                     -----------
             Total Transportation                                    $   376,506
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Annual Report | 8/31/09     15

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
             AUTOMOBILES & COMPONENTS -- 1.2%
             Auto Parts & Equipment -- 1.2%
   10,000    BorgWarner, Inc.                                        $   296,700
                                                                     -----------
             Total Automobiles & Components                          $   296,700
--------------------------------------------------------------------------------
             CONSUMER SERVICES -- 1.3%
             Restaurants -- 1.3%
    5,512    McDonald's Corp.                                        $   309,995
                                                                     -----------
             Total Consumer Services                                 $   309,995
--------------------------------------------------------------------------------
             MEDIA -- 4.3%
             Cable & Satellite -- 2.3%
   35,400    Comcast Corp. *                                         $   542,328
--------------------------------------------------------------------------------
             Movies & Entertainment -- 2.0%
   17,283    Time Warner, Inc.                                       $   482,369
                                                                     -----------
             Total Media                                             $ 1,024,697
--------------------------------------------------------------------------------
             RETAILING -- 2.3%
             Apparel Retail -- 2.3%
   27,600    Gap, Inc.                                               $   542,340
                                                                     -----------
             Total Retailing                                         $   542,340
--------------------------------------------------------------------------------
             FOOD & DRUG RETAILING -- 1.5%
             Drug Retail -- 1.5%
    9,244    CVS/Caremark Corp.                                      $   346,835
                                                                     -----------
             Total Food & Drug Retailing                             $   346,835
--------------------------------------------------------------------------------
             FOOD, BEVERAGE & TOBACCO -- 3.4%
             Distillers & Vintners -- 2.2%
   34,860    Constellation Brands, Inc. *                            $   515,579
--------------------------------------------------------------------------------
             Packaged Foods & Meats -- 1.2%
    5,018    General Mills, Inc.                                     $   299,725
                                                                     -----------
             Total Food, Beverage & Tobacco                          $   815,304
--------------------------------------------------------------------------------
             HOUSEHOLD & PERSONAL PRODUCTS -- 1.0%
             Household Products -- 1.0%
    4,100    Church & Dwight Co., Inc.                               $   234,233
                                                                     -----------
             Total Household & Personal Products                     $   234,233
--------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SERVICES -- 2.4%
             Managed Health Care -- 2.4%
   20,102    United Healthcare Group, Inc.                           $   562,856
                                                                     -----------
             Total Health Care Equipment & Services                  $   562,856
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 7.2%
             Biotechnology -- 1.5%
    5,834    Amgen, Inc. *                                           $   348,523
--------------------------------------------------------------------------------
             Pharmaceuticals -- 5.7%
   18,641    Bristol-Myers Squibb Co.                                $   412,525
   56,682    Pfizer, Inc.                                                946,589
                                                                     -----------
                                                                     $ 1,359,114
                                                                     -----------
             Total Pharmaceuticals & Biotechnology                   $ 1,707,637
--------------------------------------------------------------------------------
             BANKS -- 7.4%
             Diversified Banks -- 3.7%
   32,000    Wells Fargo & Co.                                       $   880,640
--------------------------------------------------------------------------------
             Regional Banks -- 3.7%
   57,100    KeyCorp                                                 $   380,286
   28,249    Zions Bancorporation                                        499,160
                                                                     -----------
                                                                     $   879,446
                                                                     -----------
             Total Banks                                             $ 1,760,086
--------------------------------------------------------------------------------
             DIVERSIFIED FINANCIALS -- 10.8%
             Asset Management & Custody Banks -- 6.6%
    5,049    Franklin Resources, Inc.                                $   471,223
   10,000    State Street Corp.                                          524,800
   19,701    The Bank of New York Mellon Corp.                           583,347
                                                                     -----------
                                                                     $ 1,579,370
--------------------------------------------------------------------------------
             Diversified Financial Services -- 1.9%
   10,230    JPMorgan Chase & Co.                                    $   444,596
--------------------------------------------------------------------------------
             Investment Banking & Brokerage -- 2.3%
   19,300    Morgan Stanley Group, Inc.                              $   558,928
                                                                     -----------
             Total Diversified Financials                            $ 2,582,894
--------------------------------------------------------------------------------
             INSURANCE -- 4.7%
             Multi-Line Insurance -- 2.3%
   18,400    Assurant, Inc.                                          $   551,080
--------------------------------------------------------------------------------
             Property & Casualty Insurance -- 2.4%
   11,086    The Travelers Co., Inc.                                 $   558,956
                                                                     -----------
             Total Insurance                                         $ 1,110,036
--------------------------------------------------------------------------------
             REAL ESTATE -- 1.5%
             Specialized Real Estate Investment Trusts -- 1.5%
    5,512    Plum Creek Timber Co., Inc. (b)                         $   166,958
    2,785    Public Storage, Inc.                                        196,482
                                                                     -----------
                                                                     $   363,440
                                                                     -----------
             Total Real Estate                                       $   363,440
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Annual Report | 8/31/09     17

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
             SOFTWARE & SERVICES -- 1.0%
             Systems Software -- 1.0%
    9,985    Microsoft Corp.                                         $   246,130
                                                                     -----------
             Total Software & Services                               $   246,130
--------------------------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 2.1%
             Computer Hardware -- 2.1%
   18,390    Teradata Corp. *                                        $   495,244
                                                                     -----------
             Total Technology Hardware & Equipment                   $   495,244
--------------------------------------------------------------------------------
             SEMICONDUCTORS -- 1.5%
             Semiconductors -- 1.5%
   12,700    Analog Devices, Inc.                                    $   358,775
                                                                     -----------
             Total Semiconductors                                    $   358,775
--------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES -- 5.3%
             Integrated Telecommunication Services -- 5.3%
   27,154    Verizon Communications, Inc.                            $   842,860
   49,641    Windstream Corp.                                            425,423
                                                                     -----------
                                                                     $ 1,268,283
                                                                     -----------
             Total Telecommunication Services                        $ 1,268,283
--------------------------------------------------------------------------------
             UTILITIES -- 7.2%
             Electric Utilities -- 3.1%
   11,200    FirstEnergy Corp.                                       $   505,457
    7,470    Southern Co.                                                233,064
                                                                     -----------
                                                                     $   738,521
--------------------------------------------------------------------------------
             Gas Utilities -- 2.0%
   13,800    Questar Corp.                                           $   465,888
--------------------------------------------------------------------------------
             Multi-Utilities -- 2.1%
   10,151    Sempra Energy Corp.                                     $   509,276
                                                                     -----------
             Total Utilities                                         $ 1,713,685
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $19,977,969)                                      $23,372,852
--------------------------------------------------------------------------------
Principal
Amount
             TEMPORARY CASH INVESTMENTS -- 0.5%
             Securities Lending Collateral -- 0.5% (c)
             Certificates of Deposit:
$   5,399    Bank of Nova Scotia, 0.25%, 11/17/09                    $     5,399
    5,698    BNP Paribas NY, 0.3%, 11/17/09                                5,698
                                                                     -----------
                                                                     $    11,097
--------------------------------------------------------------------------------
             Commercial Paper:
    4,499    GE, 0.59%, 9/18/09                                      $     4,499
    1,212    GE, 0.32%, 10/26/09                                           1,212
    5,995    BBVA London, 0.29%, 11/6/09                                   5,995

The accompanying notes are an integral part of these financial statements.

18     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

--------------------------------------------------------------------------------
Principal
Amount                                                               Value
--------------------------------------------------------------------------------
             Commercial Paper -- (continued)
$   3,596    CBA Financial, 0.27%, 12/29/09                          $     3,596
    3,596    HND AF, 0.30%, 12/15/09                                       3,596
    5,394    NABPP, 0.2%, 12/7/09                                          5,394
    1,500    IBM, 0.63%, 9/25/09                                           1,500
    5,399    New York Life Global, 0.75%, 9/4/09                           5,399
    5,996    Cafco, 0.40%, 10/1/09                                         5,996
    4,198    Ciesco, 0.40%, 9/9/09                                         4,198
    1,798    Ciesco, 0.33%, 11/23/09                                       1,798
    5,996    Kithaw, 0.40%, 9/21/09                                        5,996
    4,498    Char FD, 0.30%, 10/5/09                                       4,498
    1,499    Char FD, 0.28%, 10/26/09                                      1,499
    3,777    Old LLC, 0.30%, 10/16/09                                      3,777
    2,401    Old LLC, 0.32%, 10/15/09                                      2,401
    4,012    TB LLC, 0.24%, 9/3/09                                         4,012
    5,998    Societe Generale, 1.06%, 9/4/09                               5,998
                                                                     -----------
                                                                     $    71,364
--------------------------------------------------------------------------------
             Tri-party Repurchase Agreements:
   17,995    Deutsche Bank, 0.19%, 8/3/09                            $    17,995
   20,146    Barclays Capital Markets, 0.19%, 8/3/09                      20,146
                                                                     -----------
                                                                     $    38,141
--------------------------------------------------------------------------------
Shares
             Money Market Mutual Fund:
    2,999    Fidelity Prime Money Market Fund                        $     2,999
    2,399    Dreyfus Preferred Money Market Fund                           2,399
                                                                     -----------
                                                                     $     5,398
                                                                     -----------
             Total Securities Lending Collateral                     $   126,000
--------------------------------------------------------------------------------
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost $126,000)                                         $   126,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENT IN SECURITIES -- 98.6%
             (Cost $20,103,969)(a)                                   $23,498,852
--------------------------------------------------------------------------------
             OTHER ASSETS AND LIABILITIES -- 1.4%                    $   329,341
--------------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                              $23,828,193
--------------------------------------------------------------------------------

*    Non-income producing security.

(a) At August 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $20,130,783 was as follows:

     Aggregate gross unrealized gain for all investments in which there is an
       excess of value over tax cost                                              $3,411,756
     Aggregate gross unrealized loss for all investments in which there is an
       excess of tax cost over value                                                 (43,687)
                                                                                  ----------
     Net unrealized gain                                                          $3,368,069
                                                                                  ==========

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Annual Report | 8/31/09     19

(b)  At August 31, 2009, the following security was out on loan:

     -----------------------------------------------------
     Shares       Security                        Value
     -----------------------------------------------------
     4,000        Plum Creek Timber Co., Inc.     $121,160
                                                  ========

(c)  Securities lending collateral is managed by Credit Suisse, New York Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended August 31, 2009 aggregated $28,412,578 and $9,775,806, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of August 31, 2009, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                                Level 1       Level 2     Level 3       Total
Common stocks                 $23,372,852    $     --      $ --      $23,372,852
Temporary cash investments          5,398     120,602        --          126,000
--------------------------------------------------------------------------------
Total                         $23,378,250    $120,602      $ --      $23,498,852
================================================================================

The accompanying notes are an integral part of these financial statements.

20     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

Statement of Assets and Liabilities | 8/31/09

 ASSETS:
   Investment in securities, at value (including securities loaned of $121,160)
     (cost $20,103,969)                                                              $  23,498,852
   Cash                                                                                    418,074
   Receivables --
     Fund shares sold                                                                       14,470
     Dividends                                                                              50,265
     Due from Pioneer Investment Management, Inc.                                           23,050
   Other                                                                                    17,583
--------------------------------------------------------------------------------------------------
      Total assets                                                                   $  24,022,294
--------------------------------------------------------------------------------------------------
 LIABILITIES:
   Payables --
     Fund shares repurchased                                                         $      24,497
     Upon return of securities loaned                                                      126,000
   Due to affiliates                                                                         1,511
   Accrued expenses                                                                         42,093
--------------------------------------------------------------------------------------------------
      Total liabilities                                                              $     194,101
--------------------------------------------------------------------------------------------------
 NET ASSETS:
   Paid-in capital                                                                   $  20,014,554
   Undistributed net investment income                                                     105,255
   Accumulated net realized gain on investments                                            313,501
   Net unrealized gain on investments                                                    3,394,883
--------------------------------------------------------------------------------------------------
      Total net assets                                                               $  23,828,193
==================================================================================================
 NET ASSET VALUE PER SHARE:
   (No par value, unlimited number of shares authorized)
   Class A (based on $526,038/64,250 shares)                                         $        8.19
   Class C (based on $265,342/32,256 shares)                                         $        8.23
   Class Y (based on $23,036,813/2,786,918 shares)                                   $        8.27
 MAXIMUM OFFERING PRICE:
   Class A ($8.19 [divided by] 94.25%)                                               $        8.69
==================================================================================================

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Annual Report | 8/31/09     21

Statement of Operations

For the Year Ended 8/31/09

INVESTMENT INCOME:
  Dividends                                                 $183,468
  Income from securities loaned, net                             233
-------------------------------------------------------------------------------------
  Total investment income                                                  $  183,701
-------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $ 51,264
  Transfer agent fees
   Class A                                                       169
   Class C                                                       100
   Class Y                                                       115
  Distribution fees
   Class A                                                     1,042
   Class C                                                     2,008
  Shareholder communication expense                            1,075
  Administrative reimbursements                                3,301
  Custodian fees                                              12,097
  Registration fees                                           65,070
  Professional fees                                           45,562
  Printing expense                                            29,448
  Fees and expenses of nonaffiliated trustees                  7,186
  Miscellaneous                                                1,616
-------------------------------------------------------------------------------------
     Total expenses                                                        $  220,053
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                           (145,417)
-------------------------------------------------------------------------------------
     Net expenses                                                          $   74,636
-------------------------------------------------------------------------------------
       Net investment income                                               $  109,065
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                         $  339,540
-------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                             $3,389,653
-------------------------------------------------------------------------------------
  Net gain on investments                                                  $3,729,193
-------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $3,838,258
=====================================================================================

The accompanying notes are an integral part of these financial statements.

22     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

Statement of Changes in Net Assets

For the Years Ended 8/31/09 and 8/31/08, respectively

--------------------------------------------------------------------------------------
                                                          Year Ended        Year Ended
                                                          8/31/09           8/31/08
--------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                     $   109,065       $    6,680
Net realized gain (loss) on investments and foreign
  currency transactions                                       339,540          (23,090)
Change in net unrealized gain (loss) on investments         3,389,653          (55,082)
--------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                      $ 3,838,258       $  (71,492)
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.11 and $0.11 per share, respectively)      $    (6,136)      $   (6,091)
   Class C ($0.02 and $0.00 per share, respectively)             (559)              --
   Class Y ($0.07 and $0.00 per share, respectively)           (1,701)              --
Net realized gain:
   Class A ($0.00 and $0.77 per share, respectively)               --          (38,340)
--------------------------------------------------------------------------------------
     Total distributions to shareowners                   $    (8,396)      $  (44,431)
--------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $19,606,131       $  500,000
Reinvestment of distributions                                   6,136           44,430
Cost of shares repurchased                                   (642,143)              --
--------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund
     share transactions                                   $18,970,124       $  544,430
--------------------------------------------------------------------------------------
   Net increase in net assets                             $22,799,986       $  428,507
NET ASSETS:
Beginning of year                                           1,028,207          599,700
--------------------------------------------------------------------------------------
End of year                                               $23,828,193       $1,028,207
--------------------------------------------------------------------------------------
Undistributed net investment income                       $   105,255       $    4,736
======================================================================================

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Annual Report | 8/31/09     23

---------------------------------------------------------------------------------------
                                 '09 Shares     '09 Amount     '08 Shares    '08 Amount
Class A
Shares sold                         11,763     $    91,815             --     $      --
Reinvestment of distributions          897           6,136          4,119        44,430
Less shares repurchased             (2,529)        (17,883)            --            --
---------------------------------------------------------------------------------------
   Net increase                     10,131     $    80,068          4,119     $  44,430
=======================================================================================
Class C
Shares sold                          5,491     $    42,908         26,767     $ 250,000
Less shares repurchased                 (2)            (18)            --            --
---------------------------------------------------------------------------------------
   Net increase                      5,489     $    42,890         26,767     $ 250,000
=======================================================================================
Class Y
Shares sold                      2,841,402     $19,471,408         26,123     $ 250,000
Less shares repurchased            (80,607)       (624,242)            --            --
---------------------------------------------------------------------------------------
   Net increase                  2,760,795     $18,847,166         26,123     $ 250,000
=======================================================================================

The accompanying notes are an integral part of these financial statements.

24     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

Financial Highlights

---------------------------------------------------------------------------------------------------------
                                                   Year Ended    Year Ended    Year Ended    12/15/05 (a)
                                                   8/31/09       8/31/08       8/31/07       to 8/31/06
Class A
Net asset value, beginning of period               $   9.60      $  11.99      $  10.69      $  10.00
---------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                             $   0.09      $   0.11      $   0.12      $   0.09
 Net realized and unrealized gain (loss)
   on investments                                     (1.39)        (1.62)         1.58          0.60
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     investment operations                         $  (1.30)     $  (1.51)     $   1.70      $   0.69
Distributions to shareowners:
 Net investment income                                (0.11)        (0.11)        (0.12)           --
 Net realized gain                                       --         (0.77)        (0.28)           --
---------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value        $  (1.41)     $  (2.39)     $   1.30      $   0.69
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   8.19      $   9.60      $  11.99      $  10.69
=========================================================================================================
Total return*                                        (13.34)%      (13.34)%       16.24%         6.90%(b)
Ratio of net expenses to average net assets            1.25%         1.25%         1.25%         1.25%**
Ratio of net investment income to average
 net assets                                            1.34%         1.07%         1.01%         1.21%**
Portfolio turnover rate                                 114%          116%           88%           66%(b)
Net assets, end of period (in thousands)           $    526      $    520      $    600      $    535
Ratios with no waiver of fees and assumption of
 expenses by the Adviser:
 Net expenses                                         13.37%        16.02%        13.35%        19.33%**
 Net investment loss                                 (10.78)%      (13.70)%     ( 11.09)%      (16.87)%**
=========================================================================================================

(a)  The Fund commenced operations on December 15, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Annual Report | 8/31/09     25

--------------------------------------------------------------------------------------------
                                                                   Year Ended    7/17/08(a)
                                                                   8/31/09       to 8/31/08
Class C
Net asset value, beginning of period                               $   9.61      $  9.34
--------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                             $   0.03      $  0.01
 Net realized and unrealized gain (loss) on investments               (1.39)        0.26
--------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from investment
     operations                                                    $  (1.36)     $  0.27
--------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                (0.02)          --
--------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                        $  (1.38)     $  0.27
--------------------------------------------------------------------------------------------
Net asset value, end of period                                     $   8.23      $  9.61
============================================================================================
Total return*                                                        (14.10)%       2.89%(b)
Ratio of net expenses to average net assets                            1.99%        2.15%**
Ratio of net investment income to average net assets                   0.59%        0.40%**
Portfolio turnover rate                                                 114%         116%(b)
Net assets, end of period (in thousands)                           $    265      $   257
Ratios with no waiver of fees and assumption of expenses by the
 Adviser:
 Net expenses                                                         13.76%       25.47%**
 Net investment loss                                                 (11.18)%     (22.92)%**
============================================================================================

(a)  Class C shares were first publicly offered on July 17, 2008.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

26     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

--------------------------------------------------------------------------------------------
                                                                   Year Ended    7/31/08(a)
                                                                   8/31/09       to 8/31/08
Class Y
Net asset value, beginning of period                               $   9.62      $  9.57
--------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                             $   0.06      $  0.02
 Net realized and unrealized gain (loss) on investments               (1.34)        0.03
--------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from investment
     operations                                                    $  (1.28)     $  0.05
--------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                (0.07)          --
--------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                        $  (1.35)     $  0.05
--------------------------------------------------------------------------------------------
Net asset value, end of period                                     $   8.27      $  9.62
============================================================================================
Total return*                                                        (13.22)%       0.52%(b)
Ratio of net expenses to average net assets                            0.90%        0.90%**
Ratio of net investment income to average net assets                   1.41%        2.37%**
Portfolio turnover rate                                                 114%         116%(b)
Net assets, end of period (in thousands)                           $ 23,037      $   251
Ratios with no waiver of fees and assumption of expenses by the
 Adviser:
 Net expenses                                                          1.88%       10.11%**
 Net investment income (loss)                                          0.43%       (6.84)%**
============================================================================================

(a)  Class Y shares were first publicly offered on July 31, 2008.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Annual Report | 8/31/09     27

Notes to Financial Statements | 8/31/09

1.   Organization and Significant Accounting Policies

Pioneer Disciplined Value Fund, formerly Pioneer Research Value Fund (the Fund), is one of four portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. Pioneer Investment Management Inc. (PIM), the Fund's investment advisor, paid all organizational costs of the Fund. Prior to December 15, 2005, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund. The Fund's investment objective is to seek long-term capital growth.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class C shares were first publicly offered on July 17, 2008. Class Y shares were first publicly offered on July 31, 2008. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets

28     Pioneer Disciplined Value Fund | Annual Report | 8/31/09
and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At August 31, 2009, there were no securities that were valued using fair value methods. Short-term fixed income securities with remaining maturities of sixty days of less generally are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are recorded net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

                 Pioneer Disciplined Value Fund | Annual Report | 8/31/09     29

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At August 31, 2009, the Fund reclassified $150 to decrease undistributed net investment income and $150 to increase accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The Fund has elected to defer approximately $45,599 of capital losses recognized between November 1, 2008 and August 31, 2009, to its fiscal year ending August 31, 2010.

     The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 was as follows:

--------------------------------------------------------------------------------
                                                                2009      2008
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                $8,396    $22,689
Long-term capital gain                                             --     21,742
--------------------------------------------------------------------------------
  Total                                                        $8,396    $44,431
================================================================================

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2009:

--------------------------------------------------------------------------------
                                                                        2009
Distributable earnings:
Undistributed ordinary income                                        $  105,255
Undistributed long-term gain                                            385,914
Post-October loss deferred                                              (45,599)
Unrealized appreciation                                               3,368,069
--------------------------------------------------------------------------------
  Total                                                              $3,813,639
================================================================================

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

30     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $176 in underwriting commissions on the sale of Class A shares during the year ended August 31, 2009.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
     Note 4). Class Y shares are not subject to a distribution fee plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class C, and Class Y shares bear different transfer agent and distribution expense rates.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the fair value of the collateral, as invested, has declined.

                 Pioneer Disciplined Value Fund | Annual Report | 8/31/09     31

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion. For the year ended August 31, 2009, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15%, and 0.90% of the average daily net assets attributable to Class A, Class C, and Class Y shares, respectively. These limitations are in effect through January 1, 2012 for Class A shares and January 1, 2010 for Class C shares and Class Y shares. There can be no assurance that PIM will extend the expense limitations beyond such time.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,354 in management fees, administrative costs and certain other reimbursements payable to PIM at August, 31 2009.

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended August 31, 2009, out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                   $  589
Class C                                                                   $   94
Class Y                                                                   $  392
--------------------------------------------------------------------------------
  Total                                                                   $1,075
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $124 in transfer agent fees and shareholder communications expenses payable to PIMSS at August 31, 2009.

32     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

4.   Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $33 in distribution fees payable to PFD at August 31, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended August 31, 2009, no CDSCs were paid to PFD.

5.   Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all subsequent events and transactions for potential recognition or disclosure through October 21, 2009, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                 Pioneer Disciplined Value Fund | Annual Report | 8/31/09     33

Report of Independent Registered Public Accounting Firm

To the Trustees of Pioneer Series Trust V and
Shareholders of Pioneer Disciplined Value Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Disciplined Value Fund (the Fund, formerly Pioneer Research Value Fund) (one of the portfolios constituting Pioneer Series Trust V), including the schedule of investments, as of August 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Disciplined Value Fund at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst + Young LLP

Boston, Massachusetts
October 21, 2009

34     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

ADDITIONAL INFORMATION (unaudited)

For the year ended August 31, 2009, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2009 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100.00%.

                 Pioneer Disciplined Value Fund | Annual Report | 8/31/09     35

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a Trustee of each of the 63 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a Trustee of 48 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

36     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

Interested Trustees

-----------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
-----------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Chairman of the Board,   Trustee since 2005.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                              Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                       by this Trustee
----------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Deputy Chairman and a director of Pioneer Global Asset Manage-    None
                            ment S.p.A. ("PGAM"); Non-Executive Chairman and a Director of
                            Pioneer Investment Management USA Inc. ("PIM-USA"); Chair-
                            man and a Director of Pioneer; Chairman and Director of Pioneer
                            Institutional Asset Management, Inc. (since 2006); Director of
                            Pioneer Alternative Investment Management Limited (Dublin);
                            President and a director of Pioneer Alternative Investment Man-
                            agement (Bermuda) Limited and affiliated funds; Director of
                            PIOGLOBAL Real Estate Investment Fund (Russia) (until June
                            2006); Director of Nano-C, Inc. (since 2003); Director of Cole
                            Management Inc. (since 2004); Director of Fiduciary Counseling,
                            Inc.; President and Director of Pioneer Funds Distributor, Inc.
                            ("PFD") (until May 2006); President of all of the Pioneer Funds;
                            and Of Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
----------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Director, CEO and President of Pioneer Investment Management      None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007); Direc-
                            tor of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset Man-
                            agement S.p.A. (2000 - 2007)
----------------------------------------------------------------------------------------------------------------------
*    Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

                  Pioneer Disciplined Value Fund | Annual Report | 8/31/09    37

Independent Trustees

-----------------------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
-----------------------------------------------------------------------------
David R. Bock (65)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
--------------------------------------------------------------
Mary K. Bush (61)    Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
--------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships Held
Name and Age         Principal Occupation During Past Five Years                          by this Trustee
------------------------------------------------------------------------------------------------------------------------
David R. Bock (65)   Managing Partner, Federal City Capital Advisors (boutique mer-       Director of Enterprise Com-
                     chant bank) (1997 to 2004 and 2008 - present); and Executive         munity Investment, Inc.
                     Vice President and Chief Financial Officer, I-trax, Inc. (publicly   (privately held affordable
                     traded health care services company) (2004 - 2007)                   housing finance company);
                                                                                          Director of New York Mort-
                                                                                          gage Trust (publicly traded
                                                                                          mortgage REIT); and Direc-
                                                                                          tor of Oxford Analytica, Inc.
                                                                                          (privately held research and
                                                                                          consulting company)
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (61)    President, Bush International, LLC (international financial advi-    Director of Marriott Interna-
                     sory firm)                                                           tional, Inc.; Director of Dis-
                                                                                          cover Financial Services
                                                                                          (credit card issuer and elec-
                                                                                          tronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company);
                                                                                          Director of Mantech Interna-
                                                                                          tional Corporation (national
                                                                                          security, defense, and intel-
                                                                                          ligence technology firm);
                                                                                          and Member, Board of Gov-
                                                                                          ernors, Investment Company
                                                                                          Institute
------------------------------------------------------------------------------------------------------------------------

38    Pioneer Disciplined Value Fund | Annual Report | 8/31/09

---------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
---------------------------------------------------------------------
Benjamin M. Friedman (65)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Margaret B.W. Graham (62)   Trustee         Trustee since 2005.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Thomas J. Perna (58)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Marguerite A. Piret (61)    Trustee         Trustee since 2005.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Stephen K. West (80)        Trustee         Trustee since 2005.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                          by this Trustee
------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (65)   Professor, Harvard University                                        Trustee, Mellon Institutional
                                                                                                 Funds Investment Trust and
                                                                                                 Mellon Institutional Funds
                                                                                                 Master Portfolio (oversees
                                                                                                 17 portfolios in fund
                                                                                                 complex)
------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (62)   Founding Director, Vice President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (technology products for   None
                            securities lending industry) (2008 - present); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (61)    President and Chief Executive Officer, Newbury, Piret & Company,     Director of New America
                            Inc. (investment banking firm)                                       High Income Fund, Inc.
                                                                                                 (closed-end investment
                                                                                                 company)
------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                   Director, The Swiss Helvetia
                                                                                                 Fund, Inc. (closed-end
                                                                                                 investment company)
------------------------------------------------------------------------------------------------------------------------------

                  Pioneer Disciplined Value Fund | Annual Report | 8/31/09    39

Fund Officers

-------------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
-------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary             Since 2005. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary   Since 2005. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------
Mark E. Bradley (49)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Treasurer   Since 2005. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------
Gary Sullivan (51)           Assistant Treasurer   Since 2005. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation During Past Five Years                         Held by this Officer
---------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary of PIM-USA; Senior Vice President -- Legal of Pioneer;    None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
---------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
---------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)         Vice President -- Fund Accounting, Administration and Controller-   None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services,
                             from 2002 to 2003
---------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------
Gary Sullivan (51)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------

40    Pioneer Disciplined Value Fund | Annual Report | 8/31/09

--------------------------------------------------------------------
                         Position Held         Length of Service
Name and Age             with the Fund         and Term of Office
--------------------------------------------------------------------
David F. Johnson (29)    Assistant Treasurer   Since 2009. Serves at
                                               the discretion of the
                                               Board.
--------------------------------------------------------------------
Teri W. Anderholm (50)   Chief Compliance      Since 2007. Serves at
                         Officer               the discretion of the
                                               Board.
--------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                             Other Directorships
Name and Age             Principal Occupation During Past Five Years                         Held by this Officer
-----------------------------------------------------------------------------------------------------------------
David F. Johnson (29)    Fund Administration Manager -- Fund Accounting, Administration      None
                         and Controllership Services since November 2008 and Assistant
                         Treasurer of all of the Pioneer Funds since January 2009; Client
                         Service Manager -- Institutional Investor Services at State Street
                         Bank from March 2003 to March 2007
-----------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (50)   Chief Compliance Officer of Pioneer since December 2006 and         None
                         of all the Pioneer Funds since January 2007; Vice President and
                         Compliance Officer, MFS Investment Management (August 2005
                         to December 2006); Consultant, Fidelity Investments (February
                         2005 to July 2005); Independent Consultant (July 1997 to
                         February 2005)
-----------------------------------------------------------------------------------------------------------------

                  Pioneer Disciplined Value Fund | Annual Report | 8/31/09    41

                            This page for your notes.

42     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

                            This page for your notes.

                 Pioneer Disciplined Value Fund | Annual Report | 8/31/09     43

                            This page for your notes.

44     Pioneer Disciplined Value Fund | Annual Report | 8/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------

                        Pioneer Global
                        Equity Fund*
--------------------------------------------------------------------------------
                        Annual Report | August 31, 2009
--------------------------------------------------------------------------------

                        Ticker Symbols:
                        Class A     GLOSX
                        Class B     GBSLX
                        Class C     GCSLX
                        Class Y     PGSYX

* Effective April 1, 2009, Pioneer Global Select Equity Fund was renamed Pioneer Global Equity Fund.

                        [LOGO]PIONEER
                              Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             8
Prices and Distributions                                      9
Performance Update                                           10
Comparing Ongoing Fund Expenses                              14
Schedule of Investments                                      16
Financial Statements                                         21
Notes to Financial Statements                                29
Report of Independent Registered Public Accounting Firm      38
Trustees, Officers and Service Providers                     40

                      Pioneer Global Equity Fund | Annual Report | 8/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover this year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high. Consumer demand and loan growth are weak. And housing has not yet returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover this year as the Dow Jones Industrial Average climbed back towards the 10,000 level. Many bond investors have similarly seen a strong rebound, with a broad-based recovery across many different fixed-income asset classes. The riskiest asset classes, such as high yield bonds, outperformed other fixed-income asset classes through the first eight months of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they been taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at

2     Pioneer Global Equity Fund | Annual Report | 8/31/09
www.pioneerinvestments.com. We greatly appreciate you putting your trust in us and we thank you for investing with Pioneer.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                      Pioneer Global Equity Fund | Annual Report | 8/31/09     3

Portfolio Management Discussion | 8/31/09

In the following interview, portfolio manager Piergaetano Iaccarino discusses the factors that influenced Pioneer Global Equity Fund's performance for the annual reporting period ended August 31, 2009.

Q    How did the Fund perform over the 12-month period ended August 31, 2009?

A The Fund slightly outperformed its benchmark during the 12 months, a period which saw negative returns for equities globally. Over the 12 months ended August 31, 2009, the Fund's Class A shares returned -15.83% at net asset value, while the Fund's benchmark, the Morgan Stanley Capital International
     (MSCI) World Index, had a return of -16.64%. Over the same period, the average return for the 104 Global Large Cap Core funds tracked by Lipper, Inc. was -14.46%.

Q Could you characterize the global equity markets over the 12 months ended August 31, 2009?

A Global equity markets declined dramatically during the early months of the Fund's fiscal year which began September 1, 2008, with much of the damage occurring in the wake of that month's turmoil in the credit markets. Across the globe, major financial institutions were victimized by a lack of liquidity as credit markets froze. In the U.S., the failure of investment banking icon Lehman Brothers was the signal event. Lehman's downfall was followed shortly thereafter by the U.S. government bailout of global insurer AIG, the acquisition of Merrill Lynch on "fire sale" terms by Bank of America, and the FDIC stepping in as conservator for giant thrift Washington Mutual. In Europe, governments were forced to pull together in October 2008 to rescue the continent's largest banks and prevent the global financial system from collapsing.

     Reflecting the severity of the damage to the global economy, the U.S. Federal Reserve (the Fed) implemented a broad range of emergency facilities aimed at adding liquidity to the financial system. In addition, the Fed lowered its target for short-term rates from 2.00% to the unprecedented 0% to 0.25% range in December of 2008. Those steps were followed by congressional passage of an $800 billion federal stimulus package, the FDIC stepping in to guarantee the new issuance by banks seeking liquidity, and U.S. Treasury's initiation of more than $1 trillion in open market purchases of mortgage-backed securities.

     As the 12-month period progressed, market participants gained confidence that the dramatic efforts to rescue the financial system were in fact gaining

4     Pioneer Global Equity Fund | Annual Report | 8/31/09
     traction. The renewed confidence among investors fueled a powerful rally in riskier assets generally, and equities in particular, over the last several months of the 12-month period. To illustrate, global equities rose by more than 47% over the six months between the end of February 2009 and the end of August 2009, as gauged by the MSCI World Index. Still, the rally was not enough to prevent significant net losses for global equities over the full 12 months ended August 31, 2009. The losses were fairly evenly distributed across the major domestic and international markets, with emerging markets outperforming the developed ones. From a sector and industry perspective, the strongest areas in the global equity markets were consumer staples and pharmaceuticals. The biggest losers were energy, real estate, materials and capital goods stocks.

Q    Can you review the Fund's overall investment approach?

A We tend to look at mid- and large-capitalization stocks in more than 30 countries, and from that universe we build a somewhat concentrated portfolio containing fewer than 50 stocks. Each stock that the Fund holds generally will be overweighted by at least one percentage point versus the MSCI World Index. In selecting securities for the Fund's portfolio, we look for "growth at a reasonable price," and so there is a strong value component to our analysis. We try to find companies that not only are benefiting from operating efficiencies, as reflected in things like increased market share and revenues, but that also use their capital efficiently. In particular, we look for strong free cash flow, because that gives companies the flexibility to do things like make share buybacks, reinvest in the business, make acquisitions, and raise dividends.

     Finally, we try to assess not only the potential price gains for each stock but also the potential for a decline in price if things go wrong; and we tend to favor those stocks that we believe have the highest upside relative to their downside. In the extraordinary environment seen over the last year, characterized by a global financial crisis, our analysis has led us in the direction of purchasing stocks for the Fund within more defensive sectors.

Q What holdings helped and hurt the Fund's performance over the 12 months ended August 31, 2009?

A Early in the period, most of our theories on individual stock selection were rendered ineffective by the narrow market preference for defensive sectors and companies positioned to weather the harshest economic and financing conditions. As the period progressed and investors became motivated by factors other than fear, stock selection began to return as the primary driver of the Fund's returns.

     In that vein, two of our selections within pharmaceuticals, Schering-Plough and Bristol-Meyers Squibb, were substantial contributors to the Fund's

                      Pioneer Global Equity Fund | Annual Report | 8/31/09 5 benchmark-relative performance for the 12 months ended August 31, 2009. The Fund subsequently sold Schering-Plough based on valuation concerns after it agreed to be taken over by Merck. We then invested the Fund's proceeds from the Schering-Plough sale in Pfizer, which we believed to be attractively valued following its proposed acquisition of Wyeth.

     The Fund's holdings within the materials sector contributed positively to returns as well -- most notably Rio Tinto, but also fellow gold producers Gold Corp. and Newmont Mining. While the stocks suffered late in the period, we like the Fund to have some gold exposure as a type of hedge against extreme scenarios such as runaway inflation or panic in the financial markets. Elsewhere within materials, manufacturer 3M also displayed strong relative performance over the 12 months ended August 31, 2009. Within utilities, electric utility Southern was a standout performer for the Fund.

     The Fund's results were mixed within financial holdings. While diversified financial giant Credit Suisse was a strong contributor, the Fund's exposure to Swiss Reinsurance was a leading negative for performance over the 12-month period ended August 31, 2009, as the firm's stock experienced a severe decline related to its subprime mortgage exposure. Other detractors from the Fund's performance included energy stocks Conoco Phillips and El Paso, which suffered as oil prices plummeted in late 2008. Within telecommunications, our decision to favour Sprint over AT&T held back the Fund's performance. Sprint fell substantially more than the rest of the sector as wireless providers dealt with the impact of a struggling economy on consumers. The Fund's holding in Medtronic, the world's largest medical technology company, declined as the sector fell on investor anxiety over the potential impact of healthcare reform in the U.S.

Q What is your outlook and how is it reflected in the Fund's positioning at the end of the 12 months ended August 31, 2009?

A We are maintaining a defensive bias in the Fund overall, while selectively increasing exposure to less defensive stocks in areas such as financials. We tend toward the view that the intensity of the recent market rebound was somewhat premature in light of the hurdles that remain to be overcome before we see a return to robust economic growth. As a result, we remain focused on downside protection for the Fund, while at the same time seeking to be able to participate if the markets continue to rally.

     As businesses continue to cut costs, profits have been returning to more normal levels, but demand from consumers has remained subdued. While liquidity has improved along with economic data, we believe that the levels of leverage carried by businesses, consumers and global governments likely will provide a headwind well into 2010. Given this backdrop, we are looking closely at opportunities in the information technology sector, where companies seem poised to benefit from the need of businesses to adapt capacity

6     Pioneer Global Equity Fund | Annual Report | 8/31/09
     to shifting demand levels. Another focus for the Fund will be on companies or sectors where normalized earnings have not been priced into the stocks, as appears to be the case in the energy sector.

     Going forward, we will continue to focus on stock selection for the Fund, as we navigate what we expect will be a measured return to more normal levels of economic activity and business growth following the severe credit and liquidity crisis.

Please refer to the Schedule of Investments on pages 16-20 for a full listing of fund securities.

Investing in foreign and/or emerging markets securities involves certain risks, including risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund is non-diversified and invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.

                      Pioneer Global Equity Fund | Annual Report | 8/31/09     7

Portfolio Summary | 8/31/09

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Financials                                    19.2%
Information Technology                        14.5%
Health Care                                   12.3%
Consumer Staples                              12.1%
Consumer Discretionary                        10.6%
Industrials                                   10.2%
Energy                                         7.7%
Materials                                      7.1%
Utilities                                      4.1%
Telecommunication Services                     2.2%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

United States                                 47.4%
France                                        11.5%
United Kingdom                                 9.3%
Japan                                          9.0%
Switzerland                                    6.8%
Germany                                        5.5%
Spain                                          1.8%
Netherlands                                    1.7%
Bermuda                                        1.6%
Italy                                          1.5%
Canada                                         1.4%
Hong Kong                                      1.3%
Norway                                         1.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. United Technologies Corp.                 3.52%
 2. Wal-Mart Stores, Inc.                     2.94
 3. Hewlett-Packard Co.                       2.77
 4. Societe Generale                          2.72
 5. Pfizer, Inc.                              2.60
 6. Procter & Gamble Co.                      2.56
 7. Unilever Plc                              2.54
 8. Altria Group, Inc.                        2.49
 9. Microsoft Corp.                           2.47
10. CS Group                                  2.30

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8     Pioneer Global Equity Fund | Annual Report | 8/31/09

Prices and Distributions | 8/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class                                                        8/31/09     8/31/08
--------------------------------------------------------------------------------
  A                                                          $ 8.56      $ 10.42
--------------------------------------------------------------------------------
  B                                                          $ 8.47      $ 10.28
--------------------------------------------------------------------------------
  C                                                          $ 8.48      $ 10.26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                          8/31/09       12/31/08
--------------------------------------------------------------------------------
  Y                                                       $ 8.59         $ 7.25
--------------------------------------------------------------------------------

Distributions per Share: 9/1/08-8/31/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Net Investment       Short-Term        Long-Term
Class                           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
A                               $ 0.1706            $ --               $ --
--------------------------------------------------------------------------------
B                               $ 0.0869            $ --               $ --
--------------------------------------------------------------------------------
C                               $ 0.0648            $ --               $ --
--------------------------------------------------------------------------------
Y                               $   --              $ --               $ --
--------------------------------------------------------------------------------

                      Pioneer Global Equity Fund | Annual Report | 8/31/09     9

Performance Update | 8/31/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

Average Annual Total Returns
(As of August 31, 2009)
--------------------------------------------------------------------------------
                                                 Net Asset       Public Offering
Period                                           Value (NAV)      Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                                        -1.01%          -2.58%
1 Year                                           -15.83          -20.70
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2008)
--------------------------------------------------------------------------------
                                                 Gross           Net
--------------------------------------------------------------------------------
                                                 4.61%           1.30%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                   Pioneer Global     MSCI World
                                                    Equity Fund         Index
12/05                                                 $ 9,425          $10,000
 8/06                                                 $10,547          $10,989
 8/07                                                 $12,085          $12,916
 8/08                                                 $10,794          $11,421
 8/09                                                 $ 9,085          $ 9,520

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/12 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

10     Pioneer Global Equity Fund | Annual Report | 8/31/09

Performance Update | 8/31/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

Average Annual Total Returns
(As of August 31, 2009)
--------------------------------------------------------------------------------
                                                          If            If
Period                                                    Held          Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                                                 -1.91%        -2.39%
1 Year                                                    -16.57        -19.87
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2008)
--------------------------------------------------------------------------------
                                                          Gross         Net
--------------------------------------------------------------------------------
                                                          5.37%         2.20%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                   Pioneer Global     MSCI World
                                                    Equity Fund         Index
12/05                                                 $10,000          $10,000
 8/06                                                 $11,111          $10,989
 8/07                                                 $12,617          $12,916
 8/08                                                 $11,172          $11,421
 8/09                                                 $ 9,151          $ 9,520

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     11

Performance Update | 8/31/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

Average Annual Total Returns
(As of August 31, 2009)
--------------------------------------------------------------------------------
                                                          If            If
Period                                                    Held          Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                                                 -1.89%        -1.89%
1 Year                                                    -16.58        -17.40
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2008)
--------------------------------------------------------------------------------
                                                          Gross         Net
--------------------------------------------------------------------------------
                                                          5.45%         2.20%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Global     MSCI World
              Equity Fund         Index
12/05           $10,000          $10,000
 8/06           $11,111          $10,989
 8/07           $12,628          $12,916
 8/08           $11,179          $11,421
 8/09           $ 9,326          $ 9,520

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

12     Pioneer Global Equity Fund | Annual Report | 8/31/09

Performance Update | 8/31/09                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

Average Annual Total Returns
(As of August 31, 2009)
--------------------------------------------------------------------------------
                                                          If            If
Period                                                    Held          Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                                                -0.92%        -0.92%
8 Months
(12/31/08-
  8/31/09)                                                18.48         18.48
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2008)
--------------------------------------------------------------------------------
                                                          Gross         Net
--------------------------------------------------------------------------------
                                                          4.36%         0.80%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

             Pioneer Global     MSCI World
              Equity Fund         Index
12/05           $10,000          $10,000
 8/06           $11,191          $10,989
 8/07           $12,823          $12,916
 8/08           $11,453          $11,421
 8/09           $ 9,673          $ 9,520

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on December 31, 2008 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global Equity Fund

Based on actual returns from March 1, 2009 through August 31, 2009.

-------------------------------------------------------------------------------------
Share Class                 A                 B                C                Y
-------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 3/1/09
-------------------------------------------------------------------------------------
Ending Account          $ 1,419.63       $ 1,414.07       $ 1,413.18       $ 1,424.55
Value on 8/31/09
-------------------------------------------------------------------------------------
Expenses Paid           $     7.93       $    13.39       $    13.38       $     4.89
During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20%, 2.20%, and 0.80% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

14     Pioneer Global Equity Fund | Annual Report | 8/31/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global Equity Fund

Based on a hypothetical 5% return before expenses, reflecting the period from March 1, 2009 through August 31, 2009.

-------------------------------------------------------------------------------------
Share Class                 A                 B                C                Y
-------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 3/1/09
-------------------------------------------------------------------------------------
Ending Account          $ 1,018.65       $ 1,014.12       $ 1,014.12       $ 1,021.17
Value on 8/31/09
-------------------------------------------------------------------------------------
Expenses Paid           $     6.61       $    11.17       $    11.17       $     4.08
During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20%, 2.20%, and 0.80% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     15

Schedule of Investments | 8/31/09

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             ENERGY -- 7.7%
             Integrated Oil & Gas -- 5.7%
 65,293      ConocoPhillips                                         $  2,940,144
108,540      Repsol SA                                                 2,687,465
 95,189      Royal Dutch Shell Plc                                     2,639,400
                                                                    ------------
                                                                    $  8,267,009
--------------------------------------------------------------------------------
             Oil & Gas Exploration & Production -- 2.0%
 34,897      Apache Corp.                                           $  2,964,500
                                                                    ------------
             Total Energy                                           $ 11,231,509
--------------------------------------------------------------------------------
             MATERIALS -- 7.1%
             Diversified Chemical -- 1.7%
 44,560      Akzo Nobel NV                                          $  2,519,352
--------------------------------------------------------------------------------
             Diversified Metals & Mining -- 0.9%
 31,519      Rio Tinto Plc                                          $  1,231,109
--------------------------------------------------------------------------------
             Fertilizers & Agricultural Chemicals -- 2.6%
 42,607      Agrium, Inc.                                           $  2,032,780
 66,526      Yara International ASA                                    1,791,438
                                                                    ------------
                                                                    $  3,824,218
--------------------------------------------------------------------------------
             Gold -- 1.9%
 69,356      Newmont Mining Corp.                                   $  2,787,418
                                                                    ------------
             Total Materials                                        $ 10,362,097
--------------------------------------------------------------------------------
             CAPITAL GOODS -- 10.2%
             Aerospace & Defense -- 7.2%
138,694      Finmeccanica S.p.A.                                    $  2,209,312
 70,075      Thales SA                                                 3,201,433
 86,343      United Technologies Corp.                                 5,125,320
                                                                    ------------
                                                                    $ 10,536,065
--------------------------------------------------------------------------------
             Electrical Component & Equipment -- 1.1%
 17,847      Schneider Electric SA                                  $  1,636,731
--------------------------------------------------------------------------------
             Industrial Machinery -- 1.9%
 31,407      Flowserve Corp.                                        $  2,708,854
                                                                    ------------
             Total Capital Goods                                    $ 14,881,650
--------------------------------------------------------------------------------
             AUTOMOBILES & COMPONENTS -- 1.7%
             Tires & Rubber -- 1.7%
130,900      Bridgestone Corp.                                      $  2,408,957
                                                                    ------------
             Total Automobiles & Components                         $  2,408,957
--------------------------------------------------------------------------------
             CONSUMER DURABLES & APPAREL -- 4.0%
             Apparel, Accessories & Luxury Goods -- 1.9%
 56,904      Adidas-Salomon AG                                      $  2,677,285
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer Global Equity Fund | Annual Report | 8/31/09

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
             Homebuilding -- 2.1%
484,000      Sekisui Chemical Co., Ltd.                             $  3,105,393
                                                                    ------------
             Total Consumer Durables & Apparel                      $  5,782,678
--------------------------------------------------------------------------------
             MEDIA -- 5.0%
             Cable & Satellite -- 3.2%
131,623      Comcast Corp.*                                         $  2,016,464
 98,130      Eutelsat Communications SA                                2,616,807
                                                                    ------------
                                                                    $  4,633,271
--------------------------------------------------------------------------------
             Movies & Entertainment -- 1.8%
 93,147      Vivendi SA                                             $  2,639,687
                                                                    ------------
             Total Media                                            $  7,272,958
--------------------------------------------------------------------------------
             FOOD & DRUG RETAILING -- 4.5%
             Food Retail -- 1.6%
 75,600      FamilyMart Co., Ltd.*                                  $  2,347,323
--------------------------------------------------------------------------------
             Hypermarkets & Supercenters -- 2.9%
 84,058      Wal-Mart Stores, Inc.                                  $  4,276,030
                                                                    ------------
             Total Food & Drug Retailing                            $  6,623,353
--------------------------------------------------------------------------------
             FOOD, BEVERAGE & TOBACCO -- 5.0%
             Packaged Foods & Meats -- 2.5%
135,226      Unilever Plc                                           $  3,693,444
--------------------------------------------------------------------------------
             Tobacco -- 2.5%
198,400      Altria Group, Inc.                                     $  3,626,752
                                                                    ------------
             Total Food, Beverage & Tobacco                         $  7,320,196
--------------------------------------------------------------------------------
             HOUSEHOLD & PERSONAL PRODUCTS -- 2.6%
             Household Products -- 2.6%
 68,897      Procter & Gamble Co.*                                  $  3,728,017
                                                                    ------------
             Total Household & Personal Products                    $  3,728,017
--------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SERVICES -- 4.1%
             Health Care Equipment -- 2.3%
 84,749      Medtronic, Inc.*                                       $  3,245,887
--------------------------------------------------------------------------------
             Health Care Services -- 1.8%
 51,403      DaVita, Inc.*                                          $  2,658,049
                                                                    ------------
             Total Health Care Equipment & Services                 $  5,903,936
--------------------------------------------------------------------------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 8.1%
             Pharmaceuticals -- 8.1%
126,904      Bristol-Myers Squibb Co.                               $  2,808,386
 56,990      Novartis AG                                               2,632,573
226,357      Pfizer, Inc.                                              3,780,162
 16,388      Roche Holdings AG                                         2,601,106
                                                                    ------------
                                                                    $ 11,822,227
                                                                    ------------
             Total Pharmaceuticals & Biotechnology                  $ 11,822,227
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     17

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
             BANKS -- 5.8%
             Diversified Banks -- 4.5%
 49,020      Societe Generale                                       $  3,959,007
 61,500      Sumitomo Mitsui Financial Group, Inc.                     2,669,467
                                                                    ------------
                                                                    $  6,628,474
--------------------------------------------------------------------------------
             Regional Banks -- 1.3%
291,661      KeyCorp                                                $  1,942,462
                                                                    ------------
             Total Banks                                            $  8,570,936
--------------------------------------------------------------------------------
             DIVERSIFIED FINANCIALS -- 10.5%
             Diversified Capital Markets -- 3.1%
 65,574      CS Group                                               $  3,347,265
 64,620      UBS AG*                                                   1,197,205
                                                                    ------------
                                                                    $  4,544,470
--------------------------------------------------------------------------------
             Diversified Financial Services -- 3.7%
159,433      Bank of America Corp.                                  $  2,804,426
 61,139      JPMorgan Chase & Co.                                      2,657,101
                                                                    ------------
                                                                    $  5,461,527
--------------------------------------------------------------------------------
             Investment Banking & Brokerage -- 3.7%
 57,557      Lazard, Ltd.                                           $  2,237,241
109,502      Morgan Stanley                                            3,171,178
                                                                    ------------
                                                                    $  5,408,419
                                                                    ------------
             Total Diversified Financials                           $ 15,414,416
--------------------------------------------------------------------------------
             INSURANCE -- 1.5%
             Multi-Line Insurance -- 1.5%
 18,495      Allianz AG                                             $  2,134,103
                                                                    ------------
             Total Insurance                                        $  2,134,103
--------------------------------------------------------------------------------
             REAL ESTATE -- 1.3%
             Diversified Real Estate Activities -- 1.3%
318,000      Henderson Land Development Co., Ltd.                   $  1,875,751
                                                                    ------------
             Total Real Estate                                      $  1,875,751
--------------------------------------------------------------------------------
             SOFTWARE & SERVICES -- 4.1%
             Home Entertainment Software -- 1.6%
130,401      Electronic Arts, Inc.*                                 $  2,375,906
--------------------------------------------------------------------------------
             Systems Software -- 2.5%
145,986      Microsoft Corp.                                        $  3,598,555
                                                                    ------------
             Total Software & Services                              $  5,974,461
--------------------------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 10.4%
             Communications Equipment -- 2.1%
138,888      Cisco Systems, Inc.*                                   $  2,999,981
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18     Pioneer Global Equity Fund | Annual Report | 8/31/09

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
             Computer Hardware -- 4.7%
  176,733    Dell, Inc.*                                            $  2,797,683
   89,964    Hewlett-Packard Co.                                       4,038,484
                                                                    ------------
                                                                    $  6,836,167
--------------------------------------------------------------------------------
             Computer Storage & Peripherals -- 1.8%
   65,312    Gemalto NV*                                            $  2,705,981
--------------------------------------------------------------------------------
             Office Electronics -- 1.8%
   67,200    Canon, Inc.                                            $  2,606,197
                                                                    ------------
             Total Technology Hardware & Equipment                  $ 15,148,326
--------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES -- 2.2%
             Wireless Telecommunication Services -- 2.2%
1,469,404    Vodafone Group Plc                                     $  3,171,566
                                                                    ------------
             Total Telecommunication Services                       $  3,171,566
--------------------------------------------------------------------------------
             UTILITIES -- 4.1%
             Electric Utilities -- 2.1%
   74,192    E.On AG                                                $  3,119,614
--------------------------------------------------------------------------------
             Independent Power Producer & Energy Traders -- 2.0%
  625,552    International Power Plc                                $  2,856,856
                                                                    ------------
             Total Utilities                                        $  5,976,470
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $129,401,485)                                    $145,603,607
--------------------------------------------------------------------------------
             RIGHTS/WARRANTS -- 0.0%
             ENERGY -- 0.0%
             Integrated Oil & Gas -- 0.0%
   95,189    Royal Dutch Shell Rights, Expires 8/31/09*             $         --
--------------------------------------------------------------------------------
             TOTAL RIGHTS/WARRANTS
             (Cost $0)                                              $         --
--------------------------------------------------------------------------------
             TOTAL INVESTMENT IN SECURITIES -- 99.9%
             (Cost $129,401,485)(a)(b)                              $145,603,607
--------------------------------------------------------------------------------
             OTHER ASSETS AND LIABILITIES -- 0.1%                   $     89,575
--------------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                             $145,693,182
================================================================================

*    Non-income producing security.
(a) At August 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $131,656,571 was as follows:

     Aggregate gross unrealized gain for all investments in which there is an
       excess of value over tax cost                                             $16,566,239
     Aggregate gross unrealized loss for all investments in which there is an
       excess of tax cost over value                                              (2,619,203)
                                                                                 -----------
     Net unrealized gain                                                         $13,947,036
                                                                                 ===========

The accompanying notes are an integral part of these financial statements.

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     19

(b) Distributions of investment by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

     United States                                                         47.4%
     France                                                                11.5
     United Kingdom                                                         9.3
     Japan                                                                  9.0
     Switzerland                                                            6.8
     Germany                                                                5.5
     Spain                                                                  1.8
     Netherlands                                                            1.7
     Bermuda                                                                1.6
     Italy                                                                  1.5
     Canada                                                                 1.4
     Hong Kong                                                              1.3
     Norway                                                                 1.2
                                                                          -----
                                                                          100.0%
                                                                          =====

Purchases and sales of securities (excluding temporary cash investments) for the year ended August 31, 2009 aggregated $97,418,660 and $47,287,405, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of August 31, 2009, in valuing the Fund's assets:

-------------------------------------------------------------------------------
                      Level 1          Level 2          Level 3        Total
-------------------------------------------------------------------------------
Common stocks       $73,321,780      $72,281,827         $--       $145,603,607
Rights/Warrants              --               --          --                 --
-------------------------------------------------------------------------------
Total               $73,321,780      $72,281,827         $--       $145,603,607
===============================================================================

The accompanying notes are an integral part of these financial statements.

20     Pioneer Global Equity Fund | Annual Report | 8/31/09

Statement of Assets and Liabilities | 8/31/09

ASSETS:
  Investment in securities (cost $129,401,485)                          $145,603,607
  Receivables --
   Fund shares sold                                                           63,404
   Dividends and foreign taxes withheld                                      541,992
   Due from Pioneer Investment Management, Inc.                               57,114
  Other                                                                       11,741
------------------------------------------------------------------------------------
     Total assets                                                       $146,277,858
------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                              $    179,666
  Due to bank                                                                109,347
  Due to affiliates                                                           51,610
  Accrued expenses                                                           244,053
------------------------------------------------------------------------------------
     Total liabilities                                                  $    584,676
------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                       $149,947,376
  Undistributed net investment income                                        452,908
  Accumulated net realized loss on investments and foreign currency
   transactions                                                          (20,934,767)
  Net unrealized gain on investments                                      16,202,122
  Net unrealized gain on other assets and liabilities denominated in
   foreign currencies                                                         25,543
------------------------------------------------------------------------------------
     Total net assets                                                   $145,693,182
====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $70,717,851/8,260,670 shares)                       $       8.56
  Class B (based on $7,994,058/944,153 shares)                          $       8.47
  Class C (based on $6,910,127/814,978 shares)                          $       8.48
  Class Y (based on $60,071,146/6,992,478 shares)                       $       8.59
MAXIMUM OFFERING PRICE:
  Class A ($8.56 [divided by] 94.25%)                                   $       9.08
====================================================================================

The accompanying notes are an integral part of these financial statements.

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     21

Statement of Operations

For the Year Ended 8/31/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $50,209)                    $    989,405
------------------------------------------------------------------------------------------------------
   Total investment income                                                                 $   989,405
------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                         $    281,085
  Transfer agent fees
   Class A                                                                      82,509
   Class B                                                                      19,526
   Class C                                                                       9,850
   Class Y                                                                         258
  Distribution fees
   Class A                                                                      40,564
   Class B                                                                      23,180
   Class C                                                                      19,427
  Shareholder communications expense                                            23,189
  Administrative fees                                                           15,516
  Custodian fees                                                                42,559
  Registration fees                                                             57,986
  Professional fees                                                             52,864
  Printing expense                                                              27,054
  Fees and expenses of nonaffiliated trustees                                    7,350
  Miscellaneous                                                                 18,044
------------------------------------------------------------------------------------------------------
     Total expenses                                                                        $   720,961
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                            (280,263)
     Less fees paid indirectly                                                                     (82)
------------------------------------------------------------------------------------------------------
     Net expenses                                                                          $   440,616
------------------------------------------------------------------------------------------------------
       Net investment income                                                               $   548,789
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on:
   Investments                                                            $ (1,459,575)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                         (92,742)    $(1,552,317)
------------------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                            $ 16,001,109
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                          26,001     $16,027,110
------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                                $14,474,793
------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                     $15,023,582
======================================================================================================

The accompanying notes are an integral part of these financial statements.

22     Pioneer Global Equity Fund | Annual Report | 8/31/09

Statements of Changes in Net Assets

For the Years Ended 8/31/09 and 8/31/08, respectively

------------------------------------------------------------------------------------------------
                                                                    Year Ended       Year Ended
                                                                    8/31/09          8/31/08
------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                               $    548,789     $   48,349
Net realized loss on investments and foreign currency
  transactions                                                        (1,552,317)      (240,571)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                               16,027,110       (468,687)
------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     $ 15,023,582     $ (660,909)
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.17 and $0.11 per share, respectively)                $    (46,039)    $  (25,830)
   Class B ($0.09 and $0.00 per share, respectively)                      (9,859)            --
   Class C ($0.06 and $0.04 per share, respectively)                      (5,821)        (2,959)
Net realized gain:
   Class A ($0.00 and $0.76 per share, respectively)                          --       (156,608)
   Class B ($0.00 and $0.76 per share, respectively)                          --        (89,951)
   Class C ($0.00 and $0.76 per share, respectively)                          --        (54,041)
------------------------------------------------------------------------------------------------
     Total distributions to shareowners                             $    (61,719)    $ (329,389)
------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    $ 51,200,104     $3,206,325
Shares issued in reorganization                                       79,492,220             --
Reinvestment of distributions                                             45,230        219,893
Cost of shares repurchased                                            (5,287,085)    (1,697,361)
------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund
     share transactions                                             $125,450,469     $1,728,857
------------------------------------------------------------------------------------------------
   Net increase in net assets                                       $140,412,332     $  738,559
NET ASSETS:
Beginning of year                                                      5,280,850      4,542,291
------------------------------------------------------------------------------------------------
End of year                                                         $145,693,182     $5,280,850
------------------------------------------------------------------------------------------------
Undistributed net investment income                                 $    452,908     $   58,580
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     23

------------------------------------------------------------------------------------------
                                   '09 Shares    '09 Amount      '08 Shares    '08 Amount
------------------------------------------------------------------------------------------
Class A
Shares sold                          214,960     $ 1,835,691     155,742       $1,821,223
Shares issued in reorganization    8,186,988      64,513,465          --               --
Reinvestment of distributions          5,279          36,689      12,440          147,629
Less shares repurchased             (440,090)     (3,467,984)    (79,044)        (918,111)
------------------------------------------------------------------------------------------
   Net increase                    7,967,137     $62,917,861      89,138       $1,050,741
==========================================================================================
CLASS B
Shares sold                           41,804     $   332,016      78,707       $  935,715
Shares issued in reorganization      875,066       6,834,266          --               --
Reinvestment of distributions            769           5,315       4,397           51,111
Less shares repurchased             (109,953)       (825,824)    (43,611)        (501,438)
------------------------------------------------------------------------------------------
   Net increase                      807,686     $ 6,345,773      39,493       $  485,388
==========================================================================================
CLASS C
Shares sold                           73,416     $   596,583      39,001       $  449,387
Shares issued in reorganization      767,395       6,001,025          --               --
Reinvestment of distributions            465           3,226       1,816           21,153
Less shares repurchased             (106,036)       (811,365)    (24,043)        (277,812)
------------------------------------------------------------------------------------------
   Net increase                      735,240     $ 5,789,469      16,774       $  192,728
==========================================================================================
CLASS Y*
Shares sold                        6,744,576     $48,435,814          --       $       --
Shares issued in reorganization      271,325       2,143,464          --               --
Less shares repurchased              (23,423)       (181,912)         --               --
------------------------------------------------------------------------------------------
   Net increase                    6,992,478     $50,397,366          --       $       --
==========================================================================================

*    Class Y shares were first publicly offered on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

24     Pioneer Global Equity Fund | Annual Report | 8/31/09

Financial Highlights

----------------------------------------------------------------------------------------------------------------
                                                        Year           Year           Year
                                                        Ended          Ended          Ended         12/15/05 (a)
                                                        8/31/09        8/31/08        8/31/07       to 8/31/06
----------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                    $   10.42      $   12.53      $  11.18      $ 10.00
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                  $    0.07      $    0.14      $   0.08      $  0.07
 Net realized and unrealized gain (loss) on                                                            1.11
  investments and foreign currency transactions             (1.76)         (1.38)         1.53
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations    $   (1.69)     $   (1.24)     $   1.61      $  1.18
Distribution to shareowners:
 Net investment income                                      (0.17)         (0.11)        (0.05)          --
 Net realized gain                                             --          (0.76)        (0.21)          --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value              $   (1.86)     $   (2.11)     $   1.35      $  1.18
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $    8.56      $   10.42      $  12.53      $ 11.18
================================================================================================================
Total return*                                              (15.83)%       (10.68)%       14.58%       11.80%(b)
Ratio of net expenses to average net assets+                 1.30%          1.31%         1.30%        1.30%**
Ratio of net investment income to average net
 assets+                                                     0.69%          1.30%         1.05%        1.42%**
Portfolio turnover rate                                       120%           137%           74%          35%(b)
Net assets, end of period (in thousands)                $  70,718      $   3,060      $  2,562      $   832
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                                2.25%          4.61%         6.11%       11.05%**
 Net investment loss                                        (0.26)%        (2.00)%       (3.76)%      (8.33)%**
Ratios with waiver of fees by the Adviser and
 reduction for fees paid indirectly:
 Net expenses                                                1.30%          1.30%         1.30%        1.30%**
 Net investment income                                       0.69%          1.31%         1.05%        1.42%**
================================================================================================================

(a)  Class A shares were first publicly offered on December 15, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                      Pioneer Global Equity Fund | Annual Report | 8/31/09    25

----------------------------------------------------------------------------------------------------------------
                                                        Year          Year          Year
                                                        Ended         Ended         Ended         12/15/05 (a)
                                                        8/31/09       8/31/08       8/31/07       to 8/31/06
Class B
Net asset value, beginning of period                    $  10.28      $  12.37      $ 11.10       $ 10.00
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                           $  (0.02)     $   0.03      $  0.00(c)    $  0.03
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions            (1.70)        (1.36)        1.49          1.07
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations    $  (1.72)     $  (1.33)     $  1.49       $  1.10
Distribution to shareowners:
 Net investment income                                     (0.09)           --        (0.01)           --
 Net realized gain                                            --         (0.76)       (0.21)           --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value              $  (1.81)     $  (2.09)     $  1.27       $  1.10
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   8.47      $  10.28      $ 12.37       $ 11.10
================================================================================================================
Total return*                                             (16.57)%      (11.46)%      13.55%        11.00%(b)
Ratio of net expenses to average net assets+                2.20%         2.21%        2.20%         2.20%**
Ratio of net investment income (loss) to average net
 assets+                                                   (0.01)%        0.41%        0.12%         0.45%**
Portfolio turnover rate                                      120%          137%          74%           35%(b)
Net assets, end of period (in thousands)                $  7,994      $  1,403      $ 1,200       $   549
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                               4.14%         5.37%        6.84%        11.40%**
 Net investment loss                                       (1.95)%       (2.75)%      (4.52)%       (8.75)%**
Ratios with waiver of fees by the Adviser and
 reduction for fees paid indirectly:
 Net expenses                                               2.20%         2.20%        2.20%         2.20%**
 Net investment income (loss)                              (0.01)%        0.42%        0.12%         0.45%**
================================================================================================================

(a)  Class B shares were first publicly offered on December 15, 2005.
(b)  Not annualized.
(c)  Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

26    Pioneer Global Equity Fund | Annual Report | 8/31/09

----------------------------------------------------------------------------------------------------------------
                                                        Year            Year          Year
                                                        Ended           Ended         Ended       12/15/05 (a)
                                                        8/31/09         8/31/08       8/31/07     to 8/31/06
Class C
Net asset value, beginning of period                    $  10.26        $  12.39      $ 11.10     $ 10.00
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                           $  (0.04)       $   0.03      $  0.01     $  0.03
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions            (1.68)          (1.36)        1.49        1.07
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations    $  (1.72)       $  (1.33)     $  1.50     $  1.10
Distribution to shareowners:
 Net investment income                                     (0.06)          (0.04)          --          --
 Net realized gain                                            --           (0.76)       (0.21)         --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value              $  (1.78)       $  (2.13)     $  1.29     $  1.10
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   8.48        $  10.26      $ 12.39     $ 11.10
================================================================================================================
Total return*                                             (16.58)%        (11.47)%      13.65%      11.00%(b)
Ratio of net expenses to average net assets+                2.20%           2.21%        2.20%       2.20%**
Ratio of net investment income to average net
 assets+                                                    0.00%(c)        0.35%        0.12%       0.45%**
Portfolio turnover rate                                      120%            137%          74%         35%(b)
Net assets, end of period (in thousands)                $  6,910        $    818      $   780     $   445
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                               3.76%           5.45%        6.70%      10.98%**
 Net investment income (loss)                              (1.56)%         (2.89)%       4.38%      (8.33)%**
Ratios with waiver of fees by the Adviser and
 reduction for fees paid indirectly:
 Net expenses                                               2.20%           2.20%        2.20%       2.20%**
 Net investment income                                      0.00%(c)        0.36%        0.12%       0.45%**
================================================================================================================

(a)  Class C shares were first publicly offered on December 15, 2005.
(b)  Not annualized.
(c)  Amount rounds to less than 0.01%.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                      Pioneer Global Equity Fund | Annual Report | 8/31/09    27

----------------------------------------------------------------------------------
                                                                     12/31/08 (a)
                                                                     to 8/31/09
----------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                 $    7.25
----------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                               $    0.06
 Net realized and unrealized gain on investments and foreign
   currency transactions                                                  1.28
----------------------------------------------------------------------------------
   Net increase from investment operations                           $    1.34
----------------------------------------------------------------------------------
Net decrease in net asset value                                      $    1.34
----------------------------------------------------------------------------------
Net asset value, end of period                                       $    8.59
==================================================================================
Total return*                                                            18.48%(b)
Ratio of net expenses to average net assets+                              0.80%**
Ratio of net investment income to average net assets+                     2.57%**
Portfolio turnover rate                                                    120%
Net assets, end of period (in thousands)                             $  60,071
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                             1.10%**
 Net investment income                                                    2.27%**
Ratios with waiver of fees by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                             0.80%**
 Net investment income                                                    2.57%**
==================================================================================

(a)  Class Y shares were first publicly offered on December 31, 2008.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

28     Pioneer Global Equity Fund | Annual Report | 8/31/09

Notes to Financial Statements | 8/31/09

1.   Organization and Significant Accounting Policies

Pioneer Global Equity Fund, formerly Pioneer Global Select Equity Fund, (the
Fund), is one of four portfolios comprising Pioneer Series Trust V, a Delaware statutory business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is non-diversified. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. The Fund's investment objective is to seek long-term capital growth.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on December 31, 2008. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares eight years after the date of purchase.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     29
and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

     The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that daily adjustments to the valuation of securities of non-U.S. issuers by an independent service using fair value methods is appropriate for the Fund.

     The Fund may also use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At August 31, 2009, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent services). Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend

30     Pioneer Global Equity Fund | Annual Report | 8/31/09
     and interest income are recorded net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At August 31, 2009, the Fund has reclassified $92,742 to decrease undistributed net investment income and $92,742 to decrease accumulated net realized loss on investments and foreign currency transactions to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     At August 31, 2009, the Fund had a net capital loss carryforward of $18,261,479, which will expire in 2016 if not utilized.

     The Fund has elected to defer approximately $418,202 of capital losses recognized between November 1, 2008 and August 31, 2009 to its fiscal year ending August 31, 2010.

     The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 were as follows:

--------------------------------------------------------------------------------
                                                           2009             2008
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                         $61,719         $127,503
Long-term capital gain                                       --          201,886
--------------------------------------------------------------------------------
   Total                                                $61,719         $329,389
================================================================================

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     31

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2009:

--------------------------------------------------------------------------------
                                                                           2009
--------------------------------------------------------------------------------
Distributable earnings:
Undistributed ordinary income                                     $     445,713
Capital loss carryforward                                           (18,261,479)
Post-October loss deferred                                             (418,202)
Unrealized appreciation                                              13,979,774
--------------------------------------------------------------------------------
  Total                                                           $  (4,254,194)
================================================================================

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on partnerships.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $1,431 in underwriting commissions on the sale of Class A shares during the year ended August 31, 2009.

D.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

E.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts

32     Pioneer Global Equity Fund | Annual Report | 8/31/09
     from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

F.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution fee plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

G.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the fair value of the collateral, as invested, has declined.

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     33

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $500 million; 0.70% of the next $500 million and 0.65% of the excess over $1 billion. For the year ended August 31, 2009, the effective management fee (excluding waivers and/or assumption of expense) was equivalent to 0.75% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce the Fund's expenses to 1.30%, 2.20%, 2.20%, and 0.80% of the average daily net assets attributable to Class A, Class B, Class C and Class Y shares, respectively. These expense limitations are in effect through January 1, 2012 for Class A, and through January 1, 2010 for Class B, Class C and Class Y shares. There can be no assurance that PIM will extend the expense limitations beyond such time.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $9,470 in management fees, administrative costs and certain other reimbursements payable to PIM at August 31, 2009.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended August 31, 2009, such out of pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                  $14,786
Class B                                                                    3,647
Class C                                                                    3,744
Class Y                                                                    1,012
--------------------------------------------------------------------------------
   Total:                                                                $23,189
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $39,440 in transfer agent fees and shareholder communications expense payable to PIMSS at August 31, 2009.

34     Pioneer Global Equity Fund | Annual Report | 8/31/09

4.   Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,700 in distribution fees payable to PFD at August 31, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the year ended August 31, 2009, CDSCs in the amount of $3,843 were paid to PFD.

5.   Expense Offsets Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended August 31, 2009, the Fund's expenses were reduced by $82 under such arrangements.

6.   Forward Foreign Currency Contracts

During the year ended August 31, 2009, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make or take delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. The average number of contracts open during the year ended August 31, 2009 was 27,733,767. At August 31, 2009, the Fund had no outstanding portfolio hedges or forward currency settlement contracts.

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     35

7.   Additional Disclosures about Derivative Instruments and Hedging Activities

The effect of derivative instruments on the Statement of Operations for the year ended August 31, 2009 was as follows:

---------------------------------------------------------------------------------------------
Derivatives Not
Accounted for as              Location of Gain or                       Realized Gain or
Hedging Instruments           (Loss) On Derivatives                     (Loss) on Derivatives
Under Statement 133           Recognized in Income                      Recognized in Income
---------------------------------------------------------------------------------------------
Foreign Exchange Contracts    Net realized loss on forward foreign      $20,434
                              currency contracts and other assets
                              and liabilities denominated in foreign
                              currencies

8.   Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all subsequent events and transactions for potential recognition or disclosure through October 21, 2009, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

36     Pioneer Global Equity Fund | Annual Report | 8/31/09

9.   Merger Information

On June 12, 2009, beneficial owners of Pioneer Europe Select Equity Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on June 12, 2009 ("Closing Date"), by exchanging all of Pioneer Europe Select Equity Fund's net assets in Class A, Class B, Class C, and Class Y shares for Pioneer Global Equity Fund's shares, based on Pioneer Global Equity Fund's Class A, Class B, Class C, and Class Y shares ending net asset value. The following charts show the details of the reorganization as of that Closing Date:

-------------------------------------------------------------------------------------------
                                              Pioneer
                      Pioneer                 Europe Select           Pioneer
                      Global Equity Fund      Equity Fund             Global Equity Fund
                      (Pre-Reorganization)    (Pre-Reorganization)    (Post-Reorganization)
-------------------------------------------------------------------------------------------
Net Assets
Class A               $ 2,331,932             $64,513,465             $ 66,845,397
Class B               $   839,893             $ 6,834,266             $  7,674,159
Class C               $   769,563             $ 6,001,025             $  6,770,588
Class Y               $51,986,014             $ 2,143,464             $ 54,129,478
-------------------------------------------------------------------------------------------
Total Net Assets      $55,927,402             $79,492,220             $135,419,622
-------------------------------------------------------------------------------------------
Shares Outstanding
Class A                   296,057               3,317,346                8,483,045
Class B                   107,557                 390,827                  982,623
Class C                    98,420                 347,667                  865,815
Class Y                 6,581,640                 107,135                6,852,965
Shares Issued in
 Reorganization
Class A                                                                 8,186,988
Class B                                                                   875,066
Class C                                                                   767,395
Class Y                                                                   271,325

-------------------------------------------------------------------------------------------
                                              Unrealized              Accumulated
                                              Appreciation On         Loss On
                                              Closing Date            Closing Date
-------------------------------------------------------------------------------------------
Pioneer Europe Select Equity Fund             $498,448                $ (83,331,962)

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     37

Report of Independent Registered Public Accounting Firm

To the Trustees of Pioneer Series Trust V and
Shareholders of Pioneer Global Equity Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Global Equity Fund (the Fund, formerly Pioneer Global Select Equity Fund) (one of the portfolios constituting Pioneer Series Trust V), including the schedule of investments, as of August 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Global Equity Fund at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

Boston, Massachusetts
October 21, 2009

38     Pioneer Global Equity Fund | Annual Report | 8/31/09

ADDITIONAL INFORMATION (unaudited)

For the year ended August 31, 2009, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2009 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 26.56%.

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     39

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a Trustee of each of the 63 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a Trustee of 48 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

40     Pioneer Global Equity Fund | Annual Report | 8/31/09

Interested Trustees

------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Chairman of the Board,   Trustee since 2005.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

----------------------------------------------------------------------------------------------------------------------
                                                                                              Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                       by this Trustee
----------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Deputy Chairman and a director of Pioneer Global Asset Manage-    None
                            ment S.p.A. ("PGAM"); Non-Executive Chairman and a director of
                            Pioneer Investment Management USA Inc. ("PIM-USA"); Chair-
                            man and a director of Pioneer; Chairman and Director of Pioneer
                            Institutional Asset Management, Inc. (since 2006); Director of
                            Pioneer Alternative Investment Management Limited (Dublin);
                            President and a Director of Pioneer Alternative Investment Man-
                            agement (Bermuda) Limited and affiliated funds; Director of
                            PIOGLOBAL Real Estate Investment Fund (Russia) (until June
                            2006); Director of Nano-C, Inc. (since 2003); Director of Cole
                            Management Inc. (since 2004); Director of Fiduciary Counseling,
                            Inc.; President and Director of Pioneer Funds Distributor, Inc.
                            ("PFD") (until May 2006); President of all of the Pioneer Funds;
                            and Of Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
----------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Director, CEO and President of Pioneer Investment Management      None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007); Direc-
                            tor of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset Man-
                            agement S.p.A. (2000 - 2007)
----------------------------------------------------------------------------------------------------------------------
*    Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

                      Pioneer Global Equity Fund | Annual Report | 8/31/09    41

Independent Trustees

---------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
---------------------------------------------------------------
David R. Bock (65)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
---------------------------------------------------------------
Mary K. Bush (61)    Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
---------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships Held
Name and Age         Principal Occupation During Past Five Years                          by this Trustee
------------------------------------------------------------------------------------------------------------------------
David R. Bock (65)   Managing Partner, Federal City Capital Advisors (boutique mer-       Director of Enterprise Com-
                     chant bank) (1997 to 2004 and 2008 - present); and Executive         munity Investment, Inc.
                     Vice President and Chief Financial Officer, I-trax, Inc. (publicly   (privately held affordable
                     traded health care services company) (2004 - 2007)                   housing finance company);
                                                                                          Director of New York Mort-
                                                                                          gage Trust (publicly traded
                                                                                          mortgage REIT); and Direc-
                                                                                          tor of Oxford Analytica, Inc.
                                                                                          (privately held research and
                                                                                          consulting company)
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (61)    President, Bush International, LLC (international financial advi-    Director of Marriott Interna-
                     sory firm)                                                           tional, Inc.; Director of Dis-
                                                                                          cover Financial Services
                                                                                          (credit card issuer and elec-
                                                                                          tronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company);
                                                                                          Director of Mantech Interna-
                                                                                          tional Corporation (national
                                                                                          security, defense, and intel-
                                                                                          ligence technology firm);
                                                                                          and Member, Board of Gov-
                                                                                          ernors, Investment Company
                                                                                          Institute
------------------------------------------------------------------------------------------------------------------------

42    Pioneer Global Equity Fund | Annual Report | 8/31/09

--------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
--------------------------------------------------------------------
Benjamin M. Friedman (65)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------
Margaret B.W. Graham (62)   Trustee         Trustee since 2005.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------
Thomas J. Perna (58)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------
Marguerite A. Piret (61)    Trustee         Trustee since 2005.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------
Stephen K. West (80)        Trustee         Trustee since 2005.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                          by this Trustee
------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (65)   Professor, Harvard University                                        Trustee, Mellon Institutional
                                                                                                 Funds Investment Trust and
                                                                                                 Mellon Institutional Funds
                                                                                                 Master Portfolio (oversees
                                                                                                 17 portfolios in fund
                                                                                                 complex)
------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (62)   Founding Director, Vice President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (technology products for   None
                            securities lending industry) (2008 - present); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (61)    President and Chief Executive Officer, Newbury, Piret & Company,     Director of New America
                            Inc. (investment banking firm)                                       High Income Fund, Inc.
                                                                                                 (closed-end investment
                                                                                                 company)
------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                   Director, The Swiss Helvetia
                                                                                                 Fund, Inc. (closed-end
                                                                                                 investment company)
------------------------------------------------------------------------------------------------------------------------------

                      Pioneer Global Equity Fund | Annual Report | 8/31/09    43

Fund Officers

-------------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
-------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary             Since 2005. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary   Since 2005. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------
Mark E. Bradley (49)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Treasurer   Since 2005. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------
Gary Sullivan (51)           Assistant Treasurer   Since 2005. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation During Past Five Years                         Held by this Officer
---------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary of PIM-USA; Senior Vice President -- Legal of Pioneer;    None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
---------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
---------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)         Vice President -- Fund Accounting, Administration and Controller-   None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                             from 2002 to 2003
---------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------
Gary Sullivan (51)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------

44    Pioneer Global Equity Fund | Annual Report | 8/31/09

---------------------------------------------------------------------
                         Position Held         Length of Service
Name and Age             with the Fund         and Term of Office
---------------------------------------------------------------------
David F. Johnson (29)    Assistant Treasurer   Since 2009. Serves at
                                               the discretion of the
                                               Board.
---------------------------------------------------------------------
Teri W. Anderholm (50)   Chief Compliance      Since 2007. Serves at
                         Officer               the discretion of the
                                               Board.
---------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                             Other Directorships
Name and Age             Principal Occupation During Past Five Years                         Held by this Officer
-----------------------------------------------------------------------------------------------------------------
David F. Johnson (29)    Fund Administration Manager -- Fund Accounting, Administration      None
                         and Controllership Services since November 2008 and Assistant
                         Treasurer of all of the Pioneer Funds since January 2009; Client
                         Service Manager -- Institutional Investor Services at State Street
                         Bank from March 2003 to March 2007
-----------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (50)   Chief Compliance Officer of Pioneer since December 2006 and         None
                         of all the Pioneer Funds since January 2007; Vice President and
                         Compliance Officer, MFS Investment Management (August 2005
                         to December 2006); Consultant, Fidelity Investments (February
                         2005 to July 2005); Independent Consultant (July 1997 to
                         February 2005)
-----------------------------------------------------------------------------------------------------------------

                      Pioneer Global Equity Fund | Annual Report | 8/31/09    45

                            This page for your notes.

46     Pioneer Global Equity Fund | Annual Report | 8/31/09

                            This page for your notes.

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     47

                            This page for your notes.

48     Pioneer Global Equity Fund | Annual Report | 8/31/09

                            This page for your notes.

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     49

                            This page for your notes.

50     Pioneer Global Equity Fund | Annual Report | 8/31/09

                            This page for your notes.

                     Pioneer Global Equity Fund | Annual Report | 8/31/09     51

                            This page for your notes.

52     Pioneer Global Equity Fund | Annual Report | 8/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: www.pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------

                        Pioneer High Income
                        Municipal Fund
--------------------------------------------------------------------------------
                        Annual Report | August 31, 2009
--------------------------------------------------------------------------------

                        Ticker Symbols:
                        Class A   PIMAX
                        Class C   HICMX
                        Class Y   HIMYX

                        [LOGO]PIONEER
                              Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             7
Prices and Distributions                                      8
Performance Update                                            9
Comparing Ongoing Fund Expenses                              12
Schedule of Investments                                      14
Financial Statements                                         21
Notes to Financial Statements                                28
Report of Independent Registered Public Accounting Firm      34
Trustees, Officers and Service Providers                     35



              Pioneer High Income Municipal Fund | Annual Report | 8/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover this year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high. Consumer demand and loan growth are weak. And housing has not yet returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover this year as the Dow Jones Industrial Average climbed back towards the 10,000 level. Many bond investors have similarly seen a strong rebound, with a broad-based recovery across many different fixed-income asset classes. The riskiest asset classes, such as high yield bonds, outperformed other fixed-income asset classes through the first eight months of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they been taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

2     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate you putting your trust in us and we thank you for investing with Pioneer.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

              Pioneer High Income Municipal Fund | Annual Report | 8/31/09     3

Portfolio Management Discussion | 8/31/09

Over the 12 months ended August 31, 2009, investors in high-yield municipal bonds weathered one of the most volatile periods in recent history. In the following interview, portfolio managers Timothy Pynchon and David Eurkus discuss the factors that affected the municipal bond market and Pioneer High Income Municipal Fund over the 12-month period.

Q    How did the fund perform during the 12-month period ended August 31, 2009?

A For the 12-month period ended August 31, 2009, Pioneer High Income Municipal Fund's Class A shares produced a total return of -14.41% at net asset value, while the Fund's benchmark, the Barclays Capital (formerly Lehman Brothers) High Yield Municipal Bond Index (the Barclays Index), returned -9.19%. Over the same period, the average return of the 111 funds in Lipper's High Yield Municipal Debt category was -6.66%.

     During the 12 months ended August 31, 2009, investors were rewarded with a relatively high level of dividend income. As of August 31, 2009, the Fund's Class A shares generated a 30-day SEC yield of 8.13%, and the Fund's current yield (at NAV) was 8.24%, which translates into a taxable equivalent yield of 12.68%, based on the maximum Federal income tax rate of 35%. About 20% of the Fund's investments were subject to the Federal Alternative Minimum Tax (AMT) as of August 31, 2009.

Q What was the investment environment like during the 12 months ended August 31, 2009?

A The Fund's fiscal year, from September 1, 2008, through August 31, 2009, can be viewed as two distinct periods. During the first six months, municipal bond yields reached historic highs relative to Treasuries, when liquidity evaporated, new issuance came to a halt, and investors liquidated their municipal bond holdings in favor of the safety of the Treasury market. During the second half of the Fund's fiscal year (March 1, 2009 through August 31, 2009), the municipal bond market began to recover. Bond prices rallied and yields, relative to Treasuries, returned to more normal levels. While the market rally was erratic at first, during the last month of the 12-month period (August 1 through 31, 2009), the high-yield municipal bond market, as measured by the Barclays Index, rose by 3.05%, while the Fund's Class A shares returned 5.63% at net asset value.

4     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

Q What factors had the largest influence on the Fund's performance during the 12 months ended August 31, 2009?

A Early in the period, we positioned the Fund for a rally that we believed would occur in the second half of the Fund's fiscal year. To that end, we extended the Fund's average maturity and duration (a measure of a portfolio's sensitivity to changes in interest rates). While the strategy boosted the Fund's dividend, it held back Fund performance when bond prices were declining, or flat. The Fund's position in tobacco settlement bonds was disappointing, as they fell out of favor with investors in the weak economic environment.

     We felt that the Fund's poor performance in tobacco bonds was an anomaly to be exploited and, as their prices declined, we took every opportunity to add more of them to the Fund's portfolio. Subsequently, we purchased Fund positions in Buckeye Ohio Tobacco Settlement Bonds, Golden State Tobacco Securitization Corporation and Michigan Tobacco Settlement Finance Authority. At August 31, 2009, about 15% of the Fund's net assets were in tobacco bonds. We were hurt by underweighting the Fund in the airline sector, which was one of the first areas to rally. We eventually increased the Fund's airline position, adding, among others, American Airlines bonds to the Fund's portfolio before the end of its fiscal year.

     During the late-period rally, the Fund's longer duration, as well as the increased airline and tobacco bond exposure, benefited returns, and we are encouraged by both the Fund's performance and its positioning, which is aimed at taking advantage of a rapidly improving market.

Q How did you position the Fund's portfolio over the 12-month period ended August 31, 2009?

A We continued to invest the Fund in sectors that underpin the U.S. economy. For example, health care, a core service sector, was the Fund's biggest position as of August 31, 2009. Holdings in health care emphasized hospitals, retirement communities and nursing homes. In addition to the airline bonds mentioned above, we invested the Fund in selective charter schools, another area that we view as having good relative value, particularly in areas where the public school systems are weak. At August 31, 2009, the Fund held 69 issues in 28 states.

Q    What is your outlook?

A We are positive in our outlook for the municipal bond market and the Fund. Stocks and taxable bonds have rallied tremendously over the past several months, and now investors are seeking other asset classes, such as high-yield municipal bonds, which have been offering compelling valuations and relatively high levels of tax-free income. Also, we believe that the new "Build America Bonds," which are taxable municipal debt subsidized by

              Pioneer High Income Municipal Fund | Annual Report | 8/31/09     5
     the U.S. Treasury, will enhance the attractiveness of the high-yield municipal market. At a time when demand is increasing for tax-exempt municipal debt, the Build America Bond program is likely to result in a large amount of new issuance of taxable bonds and a corresponding reduction in the issuance of tax-exempt bonds. We believe this supply/demand imbalance should drive up prices of high-yield municipal bonds and should benefit the Fund.

Please refer to the Schedule of Investments on pages 14-20 for a full listing of Fund securities.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Fund may invest in securities of issuers that are in default or that are in bankruptcy.

A portion of the Fund's income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer. By investing primarily in municipal securities, the Fund is more susceptible to adverse economic, political or regulatory developments than is a Fund that invests more broadly.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is not a guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.

6     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

Portfolio Summary | 8/31/09

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

BBB                                                                   20.3%
BB & Lower                                                            78.1%
Commercial Paper                                                       1.6%

Maturity Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

0-1 Year                                                               2.5%
1-3 Years                                                              0.6%
3-6 Years                                                             12.6%
6-8 Years                                                             26.5%
8-10 Years                                                            17.8%
10+ Years                                                             40.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1. Buckeye Ohio Tobacco Settlement, 6.5%, 6/1/47                     3.62%
 2. California Statewide, 9.0%, 12/1/38                               3.27
 3. Michigan Tobacco Settlement Finance, 6.0%, 6/1/48                 3.14
 4. Massachusetts State Health, 6.5%, 1/15/38                         3.02
 5. Colorado Health Facilities Authority, 5.75%, 1/1/37               3.02
 6. New Jersey Economic Development Authority, 5.875%, 6/1/18         2.83
 7. Los Angeles California Revenue, 7.5%, 12/1/24                     2.79
 8. Miami Beach Health Facilities Authority, 6.7%, 11/15/19           2.73
 9. Liberty County Florida, 8.25%, 7/1/28                             2.72
10. Pima County Arizona Development Authority, 7.0%, 1/1/38           2.61

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

              Pioneer High Income Municipal Fund | Annual Report | 8/31/09     7

Prices and Distributions | 8/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

Class                                                  8/31/09           8/31/08
  A                                                    $ 6.84            $ 8.70
--------------------------------------------------------------------------------
  C                                                    $ 6.83            $ 8.68
--------------------------------------------------------------------------------
  Y                                                    $ 6.80            $ 8.63
--------------------------------------------------------------------------------

Distributions per Share: 9/1/08-8/31/09
--------------------------------------------------------------------------------

                                Net Investment      Short-Term       Long-Term
Class                               Income        Capital Gains    Capital Gains
  A                                $ 0.5610           $ --             $ --
--------------------------------------------------------------------------------
  C                                $ 0.4950           $ --             $ --
--------------------------------------------------------------------------------
  Y                                $ 0.5508           $ --             $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Barclays Capital (formerly Lehman Brothers) High Yield Municipal Bond Index measures the performance of the high-yield municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts shown on pages 9-11.

8     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

Performance Update | 8/31/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer High Income Municipal Fund at public offering price, compared to that of the Barclays Capital High Yield Municipal Bond Index.

Average Annual Total Returns
(As of August 31, 2009)
--------------------------------------------------------------------------------
                                                    Net Asset    Public Offering
Period                                             Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(10/17/06)                                            -6.46%         -7.95%
1 Year                                               -14.41         -18.26
--------------------------------------------------------------------------------
Expense Ratio*
(Per prospectus dated December 31, 2008)
--------------------------------------------------------------------------------
                                                       Gross           Net
--------------------------------------------------------------------------------
                                                       1.21%          0.90%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer High Income    Barclays Capital High Yield
                Municipal Fund          Municipal Bond Index
10/06               $9,550                     $10,000
 8/07               $9,662                     $ 9,734
 8/08               $9,184                     $10,143
 8/09               $7,861                     $10,305

*    Some expenses are based on estimated amounts for the current fiscal year.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/12 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

              Pioneer High Income Municipal Fund | Annual Report | 8/31/09     9

Performance Update | 8/31/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Income Municipal Fund, compared to that of the Barclays Capital High Yield Municipal Bond Index.

Average Annual Total Returns
(As of August 31, 2009)
--------------------------------------------------------------------------------
                                                            If             If
Period                                                     Held         Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(10/17/06)                                                -7.38%         -7.38%
1 Year                                                   -15.17         -15.17
--------------------------------------------------------------------------------
Expense Ratio*
(Per prospectus dated December 31, 2008)
--------------------------------------------------------------------------------
                                                          Gross            Net
--------------------------------------------------------------------------------
                                                           1.95%          1.80%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer High Income    Barclays Capital High Yield
                Municipal Fund          Municipal Bond Index
10/06                $10,000                   $10,000
 8/07                $10,026                   $ 9,734
 8/08                $ 9,430                   $10,143
 8/09                $ 7,999                   $10,305

*    Some expenses are based on estimated amounts for the current fiscal year.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 1/1/10 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

Performance Update | 8/31/09                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Income Municipal Fund, compared to that of the Barclays Capital High Yield Municipal Bond Index.

Average Annual Total Returns
(As of August 31, 2009)
--------------------------------------------------------------------------------
                                                            If             If
Period                                                     Held         Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(10/17/06)                                                -6.71%         -6.71%
1 Year                                                   -14.30        -14.30
--------------------------------------------------------------------------------
Expense Ratio*
(Per prospectus dated December 31, 2008)
--------------------------------------------------------------------------------
                                                           Gross           Net
--------------------------------------------------------------------------------
                                                           1.00%          1.00%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer High Income    Barclays Capital High Yield
                Municipal Fund          Municipal Bond Index
10/06                $10,000                   $10,000
 8/07                $10,081                   $ 9,734
 8/08                $ 9,532                   $10,143
 8/09                $ 8,169                   $10,305

* Some expenses are based on estimated amounts for the current fiscal year.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

             Pioneer High Income Municipal Fund | Annual Report | 8/31/09     11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Income Municipal Fund

Based on actual returns from March 1, 2009 through August 31, 2009.

Share Class                             A                 C                Y
Beginning Account                   $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 3/1/09
--------------------------------------------------------------------------------
Ending Account                      $ 1,149.94       $ 1,144.50       $ 1,149.87
Value on 8/31/09
--------------------------------------------------------------------------------
Expenses Paid                       $     4.88       $     9.73       $     5.36
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80% and 0.99% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the half year period).

12     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Income Municipal Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from March 1, 2009 through August 31, 2009.

Share Class                             A                 C                Y
Beginning Account Value             $ 1,000.00       $ 1,000.00       $ 1,000.00
on 3/1/09
--------------------------------------------------------------------------------
Ending Account Value                $ 1,020.67       $ 1,016.13       $ 1,020.27
on 8/31/09
--------------------------------------------------------------------------------
Expenses Paid                       $     4.58       $     9.15       $     5.04
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80% and 0.99% for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the half year period).

             Pioneer High Income Municipal Fund | Annual Report | 8/31/09     13

Schedule of Investments | 8/31/09

               Floating       S&P/Moody's
Principal      Rate (c)       Ratings
Amount         (unaudited)    (unaudited)                                                 Value
                                             MUNICIPAL BONDS -- 96.8%
                                             Various States -- 1.3%
$ 1,175,000          12.00          NR/NR    Non-Profit Preferred Funding, Various
                                             States, Floating Rate Note, 9/15/37          $   833,404
-----------------------------------------------------------------------------------------------------
                                             Alabama -- 3.6%
    925,000                         NR/NR    Huntsville-Redstone, 5.5%, 1/1/43            $   615,884
  2,000,000                         NR/NR    Huntsville-Redstone, 6.875%, 1/1/43            1,572,180
                                                                                          -----------
                                                                                          $ 2,188,064
-----------------------------------------------------------------------------------------------------
                                             Arizona -- 3.7%
    750,000                         NR/NR    Pima County Arizona, 8.5%, 7/1/39            $   752,325
  2,000,000                         NR/NR    Pima County Arizona Development
                                             Authority, 7.0%, 1/1/38                        1,591,900
                                                                                          -----------
                                                                                          $ 2,344,225
-----------------------------------------------------------------------------------------------------
                                             California -- 12.7%
  2,500,000                         NR/NR    California Statewide, 9.0%, 12/1/38          $ 1,991,725
  1,000,000                        BBB/NR    California Statewide Communities
                                             Development Authority, 7.25%, 11/15/41         1,017,140
  1,500,000                      BBB/Baa3    Golden State Tobacco Security Corp.,
                                             5.125%, 6/1/47                                 1,047,405
  1,250,000                      BBB/Baa3    Golden State Tobacco Security Corp.,
                                             5.75%, 6/1/47                                    969,988
  2,000,000                       B-/Caa2    Los Angeles California Revenue, 7.5%,
                                             12/1/24                                        1,697,780
  1,500,000                      BBB/Baa3    Tobacco Securitization Authority Southern
                                             California, 5.125%, 6/1/46                     1,029,420
    400,000                          C/NR    Valley Health Systems California, 6.5%,
                                             5/15/25                                          219,760
                                                                                          -----------
                                                                                          $ 7,973,218
-----------------------------------------------------------------------------------------------------
                                             Colorado -- 4.2%
  2,500,000                        BB/Ba2    Colorado Health Facilities Authority,
                                             5.75%, 1/1/37                                $ 1,840,025
  1,000,000                         NR/NR    Colorado Springs Colorado Urban, 7.0%,
                                             12/1/29                                          783,480
                                                                                          -----------
                                                                                          $ 2,623,505
-----------------------------------------------------------------------------------------------------
                                             Connecticut -- 0.8%
  1,000,000                       BB+/Ba1    Mashantucket Pequot Tribe, 5.75%,
                                             9/1/34 (144A)                                $   470,010
                                                                                          -----------
                                                                                          $   470,010
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

14     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

               Floating       S&P/Moody's
Principal      Rate (c)       Ratings
Amount         (unaudited)    (unaudited)                                                 Value
                                             Florida -- 8.5%
$ 2,200,000                         BB/NR    Lee County Florida Industrial Development
                                             Authority, 5.375%, 6/15/37                   $ 1,363,098
  1,965,000                         NR/NR    Liberty County Florida, 8.25%, 7/1/28          1,657,301
  1,000,000                         BB/NR    Miami Beach Florida Health Facilities,
                                             5.375%, 11/15/28                                 671,340
  1,890,000                        BB/Ba2    Miami Beach Health Facilities Authority,
                                             6.7%, 11/15/19                                 1,662,935
                                                                                          -----------
                                                                                          $ 5,354,674
-----------------------------------------------------------------------------------------------------
                                             Iowa -- 0.8%
  1,000,000                         NR/NR    Iowa Finance Authority Senior Housing,
                                             5.625%, 12/1/45                              $   475,620
                                                                                          -----------
                                                                                          $   475,620
-----------------------------------------------------------------------------------------------------
                                             Illinois -- 5.5%
  1,000,000                       NR/Caa2    Chicago Illinois O'Hare International
                                             Airport, 5.5%, 12/1/30                       $   431,430
  1,500,000                         NR/NR    Illinois Finance Authority, 6.25%,
                                             11/15/35                                       1,113,000
    500,000                         NR/NR    Illinois Finance Authority, 7.0%, 12/1/37        258,770
  1,000,000                         NR/NR    Illinois Finance Authority, 7.0%, 12/1/42        508,240
  1,500,000                         NR/NR    Southwestern Illinois Development
                                             Authority Revenue, 6.625%, 6/1/37              1,149,900
                                                                                          -----------
                                                                                          $ 3,461,340
-----------------------------------------------------------------------------------------------------
                                             Indiana -- 1.2%
  1,040,000                         NR/NR    St. Joseph County Industrial Educational,
                                             6.0%, 5/15/38                                $   757,713
                                                                                          -----------
                                                                                          $   757,713
-----------------------------------------------------------------------------------------------------
                                             Louisiana -- 2.8%
  1,550,000                        BB/Ba3    Louisiana Local Government Environment,
                                             6.75%, 11/1/32                               $ 1,387,793
    390,000                         NR/NR    Louisiana Public Facilities Authority
                                             Revenue, 6.25%, 10/1/11                          377,832
                                                                                          -----------
                                                                                          $ 1,765,625
-----------------------------------------------------------------------------------------------------
                                             Massachusetts -- 7.2%
  1,000,000                         NR/NR    Massachusetts Development Finance
                                             Agency, 5.75%, 11/15/42                      $   616,620
    500,000                        BBB/NR    Massachusetts Development Finance
                                             Agency, 8.0%, 4/15/39                            532,410
  2,000,000                         NR/NR    Massachusetts State Development
                                             Finance Agency, 6.75%, 10/25/37                1,541,780
  2,500,000                         NR/NR    Massachusetts State Health, 6.5%,
                                             1/15/38                                        1,840,600
                                                                                          -----------
                                                                                          $ 4,531,410
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer High Income Municipal Fund | Annual Report | 8/31/09     15

               Floating       S&P/Moody's
Principal      Rate (c)       Ratings
Amount         (unaudited)    (unaudited)                                                 Value
                                             Michigan -- 6.7%
 $  160,000                         NR/NR    Doctor Charles Drew Academy, 5.7%,
                                             11/1/36                                      $    87,939
  1,450,000                         NR/NR    Michigan Public Educational Facilities
                                             Authority Revenue, 5.875%, 6/1/37                962,699
  1,000,000                       BBB-/NR    Michigan Public Educational Facilities
                                             Authority Revenue, 6.5%, 9/1/37                  767,910
    500,000                       BBB-/NR    Michigan Public Educational Facilities
                                             Authority, 8.75%, 9/1/39                         500,495
  2,500,000                        BBB/NR    Michigan Tobacco Settlement Finance,
                                             6.0%, 6/1/48                                   1,916,325
                                                                                          -----------
                                                                                          $ 4,235,368
-----------------------------------------------------------------------------------------------------
                                             Minnesota -- 2.5%
  1,500,000                         NR/NR    City of Brooklyn, 9.25%, 3/1/39              $ 1,579,320
                                                                                          -----------
                                                                                          $ 1,579,320
-----------------------------------------------------------------------------------------------------
                                             Missouri -- 0.5%
    500,000                         NR/Ca    St. Louis Missouri Development Authority,
                                             7.2%, 12/15/28 (d)                           $    94,765
  1,260,000                         NR/Ca    St. Louis Missouri Industrial Development
                                             Revenue, 7.25%, 12/15/35 (d)                     238,745
                                                                                          -----------
                                                                                          $   333,510
-----------------------------------------------------------------------------------------------------
                                             Montana -- 1.6%
  2,215,000                         NR/NR    Hardin Montana Tax Increment, 0.0%,
                                             9/1/31                                       $ 1,031,636
                                                                                          -----------
                                                                                          $ 1,031,636
-----------------------------------------------------------------------------------------------------
                                             Nebraska -- 2.4%
  2,250,000                         NR/NR    Grand Island Nebraska Solid Waste, 7.0%,
                                             6/1/23                                       $ 1,530,608
                                                                                          -----------
                                                                                          $ 1,530,608
-----------------------------------------------------------------------------------------------------
                                             New Jersey -- 5.6%
    300,000                          B/B3    New Jersey Economic Development
                                             Authority, 9.0%, 6/1/33                      $   303,396
  2,000,000                          B/B3    New Jersey Economic Development
                                             Authority, 5.875%, 6/1/18                      1,721,840
  2,205,000                      BBB/Baa3    Tobacco Settlement Financing Corp.,
                                             5.0%, 6/1/41                                   1,501,781
                                                                                          -----------
                                                                                          $ 3,527,017
-----------------------------------------------------------------------------------------------------
                                             Nevada -- 0.0%
    430,000                         NR/NR    Director State Nevada Department
                                             Business, 7.375%, 1/1/40 (d)                 $    21,500
                                                                                          -----------
                                                                                          $    21,500
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

               Floating       S&P/Moody's
Principal      Rate (c)       Ratings
Amount         (unaudited)    (unaudited)                                                 Value
                                             New York -- 4.0%
$ 1,000,000                         NR/NR    Erie County New York, 6.0%, 11/15/36         $   711,440
    500,000                         NR/NR    Nassau County Industrial Development,
                                             6.7%, 1/1/43                                     390,565
  1,000,000                         B-/NR    New York City Industrial Development
                                             Agency, 8.0%, 8/1/28                             878,730
  1,200,000                     CCC+/Caa2    New York City Industrial, 6.9%, 8/1/24           541,452
                                                                                          -----------
                                                                                          $ 2,522,187
-----------------------------------------------------------------------------------------------------
                                             Ohio -- 6.0%
  2,750,000                      BBB/Baa3    Buckeye Ohio Tobacco Settlement, 6.5%,
                                             6/1/47                                       $ 2,206,875
  1,000,000                       B+/Caa1    Ohio State Pollution Control Revenue,
                                             5.6%, 8/1/32                                     645,570
    100,000                       B+/Caa1    Ohio State Pollution Control Revenue,
                                             5.65%, 3/1/33                                     64,780
  1,065,000                         NR/NR    Tuscarawas County Ohio Hospital, 6.35%,
                                             11/1/37                                          874,365
                                                                                          -----------
                                                                                          $ 3,791,590
-----------------------------------------------------------------------------------------------------
                                             Oklahoma -- 1.7%
    100,000                         BB/NR    Jackson County Oklahoma Memorial
                                             Hospital, 7.3%, 8/1/15                       $   100,004
  1,100,000                       B-/Caa2    Tulsa Municipal Airport Trust, 7.75%,
                                             6/1/35                                           974,523
                                                                                          -----------
                                                                                          $ 1,074,527
-----------------------------------------------------------------------------------------------------
                                             Pennsylvania -- 1.5%
  1,400,000                       B+/Caa1    Pennsylvania Economic Development
                                             Financing Authority, 6.0%, 6/1/31            $   964,082
                                                                                          -----------
                                                                                          $   964,082
-----------------------------------------------------------------------------------------------------
                                             Rhode Island -- 2.3%
  2,100,000                         NR/NR    Central Falls Rhode Island Detention
                                             Facility Corp., 7.25%, 7/15/35               $ 1,472,247
                                                                                          -----------
                                                                                          $ 1,472,247
-----------------------------------------------------------------------------------------------------
                                             Texas -- 4.8%
    650,000                         NR/NR    Gulf Coast Waste Disposal Authority, Texas
                                             Revenue, 7.0%, 12/1/36                       $   285,036
  1,000,000                         B-/B3    Houston Texas Airport Revenue, 6.75%,
                                             7/1/29                                           848,610
    500,000                       BBB-/NR    Tarrant County Cultural Educational
                                             Facilities Finance, 7.75%, 6/1/39                503,300
  1,000,000                         BB/NR    Texas Midwest Public Facility Corp., 9.0%,
                                             10/1/30                                        1,006,430

The accompanying notes are an integral part of these financial statements.

             Pioneer High Income Municipal Fund | Annual Report | 8/31/09     17

               Floating       S&P/Moody's
Principal      Rate (c)       Ratings
Amount         (unaudited)    (unaudited)                                                 Value
                                             Texas -- (continued)
$   485,000                         NR/NR    Willacy County Texas Local Government,
                                             6.875%, 9/1/28                               $   377,961
                                                                                          -----------
                                                                                          $ 3,021,337
-----------------------------------------------------------------------------------------------------
                                             Utah -- 1.7%
  1,400,000                         NR/NR    Spanish Fork City Utah Charter, 5.7%,
                                             11/15/36 (144A)                              $ 1,061,060
                                                                                          -----------
                                                                                          $ 1,061,060
-----------------------------------------------------------------------------------------------------
                                             Virginia -- 1.4%
 25,000,000                        BBB/NR    Tobacco Settlement Financing, 0.0%,
                                             6/1/47                                       $   900,750
                                                                                          -----------
                                                                                          $   900,750
-----------------------------------------------------------------------------------------------------
                                             Washington -- 1.7%
    500,000                         NR/NR    Washington State Housing, 5.25%,
                                             1/1/17                                       $   419,230
  1,000,000                         NR/NR    Washington State Housing Finance,
                                             5.625%, 1/1/38                                   653,660
                                                                                          -----------
                                                                                          $ 1,072,890
-----------------------------------------------------------------------------------------------------
                                             Wisconsin -- 0.1%
    580,000                         NR/NR    Aztalan Wisconsin Exempt Facility
                                             Revenue, 7.5%, 5/1/18                        $    30,450
                                                                                          -----------
                                                                                          $    30,450
-----------------------------------------------------------------------------------------------------
                                             TOTAL MUNICIPAL BONDS
                                             (Cost $69,706,050)                           $60,948,887
-----------------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENT IN SECURITIES -- 96.8%
                                             (Cost $69,706,050) (a)(b)                    $60,948,887
-----------------------------------------------------------------------------------------------------
                                             OTHER ASSETS AND LIABILITIES -- 3.2%         $ 1,998,866
-----------------------------------------------------------------------------------------------------
                                             TOTAL NET ASSETS -- 100.0%                   $62,947,753
=====================================================================================================

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2009, the value of these securities amounted to $1,531,070 or 2.4% of total net assets.

The accompanying notes are an integral part of these financial statements.

18     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

(a) The concentration of investments by type of obligation/market sector is as follows:

     Revenue Bonds:
     Health Revenue                                                        23.4%
     Special Revenue                                                       15.5
     Reserves                                                               1.6
     Various Revenues                                                      19.9
     Transportation Revenue                                                11.9
     Housing                                                                1.4
     Pollution Control Revenue                                              2.7
     Power                                                                  7.9
     Education Revenue                                                     15.7
--------------------------------------------------------------------------------
                                                                          100.0%
================================================================================

(b) At August 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $69,707,566 was as follows:

     Aggregate gross unrealized gain for all investments in which there is an
       excess of value over tax cost                                             $  2,539,214
     Aggregate gross unrealized loss for all investments in which there is an
       excess of tax cost over value                                              (11,297,893)
                                                                                 ------------
     Net unrealized loss                                                         $ (8,758,679)
                                                                                 ============

(c) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(d)  Security is in default and is non-income producing.

NR   Not rated by either S&P or Moody's.

Purchases and sales of securities (excluding temporary cash investments) for the year ended August 31, 2009 aggregated $37,802,269 and $24,667,426, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.

             Pioneer High Income Municipal Fund | Annual Report | 8/31/09     19

The following is a summary of the inputs used as of August 31, 2009, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                                Level 1      Level 2      Level 3       Total
--------------------------------------------------------------------------------
Municipal bonds                   $--      $60,948,887      $--      $60,948,887
--------------------------------------------------------------------------------
Total                             $--      $60,948,887      $--      $60,948,887
================================================================================

The accompanying notes are an integral part of these financial statements.

20     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

Statement of Assets and Liabilities | 8/31/09

ASSETS:
  Investment in securities, at value (cost $69,706,050)             $60,948,887
  Cash                                                                  509,356
  Receivables --
   Investment securities sold                                            15,000
   Fund shares sold                                                   4,697,166
   Dividends, interest and foreign taxes withheld                     1,315,395
   Due from Pioneer Investment Management, Inc.                          17,044
  Other                                                                  18,374
--------------------------------------------------------------------------------
     Total assets                                                   $67,521,222
--------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                  $ 4,172,331
   Fund shares repurchased                                               81,179
   Dividends                                                            252,750
  Due to affiliates                                                       8,672
  Accrued expenses                                                       58,537
--------------------------------------------------------------------------------
     Total liabilities                                              $ 4,573,469
--------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                   $81,688,381
  Distributions in excess of net investment income                      (15,074)
  Accumulated net realized loss on investments                       (9,968,391)
  Net unrealized loss on investments                                 (8,757,163)
--------------------------------------------------------------------------------
     Total net assets                                               $62,947,753
================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $38,312,040/5,601,078 shares)                   $      6.84
  Class C (based on $22,319,206/3,268,593 shares)                   $      6.83
  Class Y (based on $2,316,507/340,855 shares)                      $      6.80
MAXIMUM OFFERING PRICE:
  Class A ($6.84 [divided by] 95.5%)                                $      7.16
================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer High Income Municipal Fund | Annual Report | 8/31/09     21

Statement of Operations

For the Year Ended 8/31/09

INVESTMENT INCOME:
  Interest                                                                $  4,420,395
---------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $239,518
  Transfer agent fees and expenses
   Class A                                                    23,741
   Class C                                                     6,917
   Class Y                                                       291
  Distribution fees
   Class A                                                    74,776
   Class C                                                   170,792
  Shareholder communications expense                          20,371
  Administrative fees                                         19,050
  Custodian fees                                               6,197
  Registration fees                                           54,561
  Professional fees                                           59,425
  Printing expense                                            34,455
  Fees and expenses of nonaffiliated trustees                  7,630
  Miscellaneous                                               11,168
---------------------------------------------------------------------------------------
     Total expenses                                                       $    728,892
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                            (143,093)
     Less fees paid indirectly                                                    (134)
---------------------------------------------------------------------------------------
     Net expenses                                                         $    585,665
---------------------------------------------------------------------------------------
       Net investment income                                              $  3,834,730
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                        $ (7,894,243)
---------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                            $ (4,634,404)
---------------------------------------------------------------------------------------
  Net loss on investments                                                 $(12,528,647)
---------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                    $ (8,693,917)
=======================================================================================

The accompanying notes are an integral part of these financial statements.

22     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

Statement of Changes in Net Assets

For the Years Ended 8/31/09 and 8/31/08, respectively

------------------------------------------------------------------------------------------
                                                            Year Ended         Year Ended
                                                            8/31/09            8/31/08
------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $ 3,834,730        $ 2,404,136
Net realized loss on investments                             (7,894,243)        (1,465,155)
Change in net unrealized loss on investments                 (4,634,404)        (3,762,796)
------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations     $(8,693,917)       $(2,823,815)
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.56 and $0.55 per share, respectively)        $(2,492,219)       $(1,607,291)
   Class C ($0.50 and $0.46 per share, respectively)         (1,260,491)          (749,539)
   Class Y ($0.55 and $0.54 per share, respectively)            (75,451)           (76,353)
------------------------------------------------------------------------------------------
     Total distributions to shareowners                     $(3,828,161)       $(2,433,183)
------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $34,817,669        $58,866,137
Reinvestment of distributions                                 1,044,222            535,691
Cost of shares repurchased                                  (21,165,715)       (17,532,210)
------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund share
     transactions                                           $14,696,176        $41,869,618
------------------------------------------------------------------------------------------
   Net increase in net assets                               $ 2,174,098        $36,612,620
------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                            60,773,655         24,161,035
------------------------------------------------------------------------------------------
End of year                                                 $62,947,753        $60,773,655
------------------------------------------------------------------------------------------
Distributions in excess of net investment income            $   (15,074)       $    (7,771)
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer High Income Municipal Fund | Annual Report | 8/31/09     23

----------------------------------------------------------------------------------------
                                 '09 Shares     '09 Amount     '08 Shares    '08 Amount
----------------------------------------------------------------------------------------
Class A
Shares sold                       3,413,103     $22,855,150     4,244,251    $39,040,701
Reinvestment of distributions       104,482         684,500        41,506        374,315
Less shares repurchased          (2,367,157)    (16,081,320)   (1,546,087)   (14,057,963)
----------------------------------------------------------------------------------------
   Net increase                   1,150,428     $ 7,458,330     2,739,670    $25,357,053
========================================================================================
Class C
Shares sold                       1,565,435     $10,562,181     2,096,536    $19,490,543
Reinvestment of distributions        52,234         341,372        15,570        139,860
Less shares repurchased            (758,786)     (5,054,887)     (365,945)    (3,329,926)
----------------------------------------------------------------------------------------
   Net increase                     858,883     $ 5,848,666     1,746,161    $16,300,477
========================================================================================
Class Y
Shares sold                         210,372     $ 1,400,338        34,762    $   334,893
Reinvestment of distributions         2,808          18,350         2,374        215,156
Less shares repurchased              (4,632)        (29,508)      (16,283)      (144,321)
----------------------------------------------------------------------------------------
   Net increase                     208,548     $ 1,389,180        20,853    $   405,728
========================================================================================

The accompanying notes are an integral part of these financial statements.

24     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

Financial Highlights

----------------------------------------------------------------------------------------------
                                                         Year          Year
                                                         Ended         Ended      10/17/06 (a)
                                                         8/31/09       8/31/08    to 8/31/07
----------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                     $   8.70      $  9.72    $  10.00
----------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                   $   0.56      $  0.54    $   0.44
 Net realized and unrealized loss on investments            (1.86)       (1.01)      (0.29)
----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     investment operations                               $  (1.30)     $ (0.47)   $   0.15
Distributions to shareowners:
 Net investment income                                      (0.56)       (0.55)      (0.43)
----------------------------------------------------------------------------------------------
Net decrease in net asset value                          $  (1.86)     $ (1.02)   $  (0.28)
----------------------------------------------------------------------------------------------
Net asset value, end of period                           $   6.84      $  8.70    $   9.72
==============================================================================================
Total return*                                              (14.41)%      (4.95)%      1.45%***
Ratio of net expenses to average net assets+                 0.90%        0.90%       0.90%**
Ratio of net investment income to average net assets+        8.32%        5.92%       5.31%**
Portfolio turnover rate                                        50%          59%        130%***
Net assets, end of period (in thousands)                 $ 38,312      $38,717    $ 16,637
Ratios with no waiver of fees and assumption of
 expenses by PIM and no reduction for fees paid
 indirectly
 Net expenses                                                1.28%        1.21%       1.77%**
 Net investment income                                       7.95%        5.61%       4.44%**
Ratios with waiver of fees and assumption of
 expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                0.90%        0.90%       0.90%**
 Net investment income                                       8.32%        5.92%       5.31%**
==============================================================================================

(a)  Class A shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

             Pioneer High Income Municipal Fund | Annual Report | 8/31/09     25

-----------------------------------------------------------------------------------------------
                                                         Year          Year
                                                         Ended         Ended        10/17/06 (a)
                                                         8/31/09       8/31/08      to 8/31/07
-----------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                     $   8.68      $  9.71      $ 10.00
-----------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                   $   0.50      $  0.46      $  0.36
 Net realized and unrealized loss on investments            (1.85)       (1.03)       (0.30)
-----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     investment operations                               $  (1.35)     $ (0.57)     $  0.06
Distributions to shareowners:
 Net investment income                                      (0.50)       (0.46)       (0.35)
-----------------------------------------------------------------------------------------------
Net decrease in net asset value                          $  (1.85)     $ (1.03)     $ (0.29)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                           $   6.83      $  8.68      $  9.71
===============================================================================================
Total return*                                              (15.17)%      (5.94)%       0.56%***
Ratio of net expenses to average net assets+                 1.80%        1.80%        1.80%**
Ratio of net investment income to average net assets+        7.44%        5.11%        4.35%**
Portfolio turnover rate                                        50%          59%         130%***
Net assets, end of period (in thousands)                 $ 22,319      $20,915      $ 6,445
Ratios with no waiver of fees and assumption of
 expenses by PIM and no reduction for fees paid
 indirectly
 Net expenses                                                1.98%        1.95%        2.72%**
 Net investment income                                       7.26%        4.96%        3.43%**
Ratios with waiver of fees and assumption of
 expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                1.80%        1.80%        1.80%**
 Net investment income                                       7.44%        5.11%        4.35%**
===============================================================================================

(a)  Class C shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

26     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

-----------------------------------------------------------------------------------------------
                                                         Year          Year
                                                         Ended         Ended        10/17/06 (a)
                                                         8/31/09       8/31/08      to 8/31/07
-----------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                     $   8.63      $  9.69      $ 10.00
-----------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                   $   0.55      $  0.53      $  0.42
 Net realized and unrealized loss on investments            (1.83)       (1.05)       (0.30)
-----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     investment operations                               $  (1.28)     $ (0.52)     $  0.12
Distributions to shareowners:
 Net investment income                                      (0.55)       (0.54)       (0.43)
-----------------------------------------------------------------------------------------------
Net decrease in net asset value                          $  (1.83)     $ (1.06)     $ (0.31)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                           $   6.80      $  8.63      $  9.69
===============================================================================================
Total return*                                              (14.30)%      (5.45)%       1.12%***
Ratio of net expenses to average net assets+                 0.99%        1.00%        1.23%**
Ratio of net investment income to average net assets+        8.23%        5.80%        4.70%**
Portfolio turnover rate                                        50%          59%         130%***
Net assets, end of period (in thousands)                 $  2,317      $ 1,142      $ 1,080
Ratios with no waiver of fees and assumption of
 expenses by PIM and no reduction for fees paid
 indirectly
 Net expenses                                                1.04%        1.00%        2.11%**
 Net investment income                                       8.18%        5.80%        3.82%**
Ratios with waiver of fees and assumption of
 expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                0.99%        0.99%        1.23%**
 Net investment income                                       8.23%        5.81%        4.70%**
===============================================================================================

(a)  Class Y shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
***  Not Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

             Pioneer High Income Municipal Fund | Annual Report | 8/31/09     27

Notes to Financial Statements | 8/31/09

1.   Organization and Significant Accounting Policies

Pioneer High Income Municipal Fund (the Fund) is one of four portfolios comprising Pioneer Series Trust V, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is non-diversified. The Fund commenced operations on October 17, 2006. The investment objective of the Fund is to maximize total return through a combination of income that is exempt from regular federal income tax and capital appreciation.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each class of shares can bear different transfer agent and distribution fees. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The fund's prospectuses contain unaudited information regarding the fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

28     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which, are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required.

     Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

     The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At August 31, 2009, there were no securities that were valued using fair value methods. Short-term fixed income securities with remaining maturities of sixty days of less generally are valued at amortized cost.

     Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, exempt interest income, and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax returns for the prior two fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

             Pioneer High Income Municipal Fund | Annual Report | 8/31/09     29

     The Fund has elected to defer $5,602,889 of capital losses recognized between November 1, 2008 and August 31, 2009 to its fiscal year ending August 31, 2010.

     At August 31, 2009, The fund had a net capital loss carryforward of $4,365,502, of which, the following amounts will expire between 2016 and 2017 if not utilized: $667,588 in 2016 and $3,697,914 in 2017.

     At August 31, 2009, the Fund has reclassified $13,872 to increase distributions in excess of net investment income and $13,872 to decrease accumulated net realized loss on investments, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 were as follows:

--------------------------------------------------------------------------------
                                                             2009           2008
--------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                                      $3,827,173     $2,433,183
Ordinary income                                               988             --
--------------------------------------------------------------------------------
   Total                                               $3,828,161     $2,433,183
================================================================================

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2009:

--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
Distributable earnings:
Undistributed tax exempt income                                   $     239,192
Capital loss carryforward                                            (4,365,502)
Current year post October loss deferred                              (5,602,889)
Current year dividend payable                                          (252,750)
Unrealized depreciation                                              (8,758,679)
--------------------------------------------------------------------------------
   Total                                                          $ (18,740,628)
================================================================================

     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax basis adjustment on partnerships and the tax treatment of premium.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A.,

30     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

     (UniCredit), earned approximately $21,974 in underwriting commissions on the sale of Class A shares during the year ended August 31, 2009.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
     Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.

2.   Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $500 million; 0.475% of the next $500 million; and 0.45% of the excess over $1 billion. For the year ended August 31, 2009, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.50% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent required to reduce the Fund's expenses to 0.90% and 1.80% of the average daily net assets attributable to Class A shares and Class C shares, respectively. The Class A limitation is in effect through January 1, 2012 and the Class C limitation is in effect through January 1, 2010.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements.

             Pioneer High Income Municipal Fund | Annual Report | 8/31/09     31

Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $2,653 in management fees, administrative costs and certain other reimbursements payable to PIM at August 31, 2009.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended August 31, 2009, such out of pocket expenses by class of shares were as follows:

Shareholder Communications
Class A                                                                  $13,387
Class C                                                                    6,202
Class Y                                                                      782
--------------------------------------------------------------------------------
   Total                                                                 $20,371
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $3,517 in transfer agent fees and shareholder communications expense payable to PIMSS at August 31, 2009.

4.   Distribution Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,502 in distribution fees payable to PFD at August 31, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the year ended August 31, 2009, CDSCs in the amount of $12,952 were paid to PFD.

32     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended August 31, 2009, the Fund's expenses were reduced by $134 under such arrangements.

6.   Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on collective borrowings is payable as follows: if the London Interbank Offered Rate (LIBOR) on the related borrowing date is greater than or equal to the Federal Funds Rate on such date, the loan bears interest at the LIBOR rate plus 1.25% on an annualized basis, or if the LIBOR rate on the related borrowing date is less then the Federal Funds Rate on such date, the loan bears interest at the Federal Funds Rate plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended September 30, 2009, the Fund had no borrowings under this agreement.

7.   Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through October 21, 2009 and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

             Pioneer High Income Municipal Fund | Annual Report | 8/31/09     33

Report of Independent Registered Public Accounting Firm

To the Trustees of Pioneer Series Trust V and
Shareholders of Pioneer High Income Municipal Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer High Income Municipal Fund (the Fund) (one of the portfolios constituting Pioneer Series Trust V), including the schedule of investments, as of August 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer High Income Municipal Fund at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst + Young LLP

Boston, Massachusetts
October 21, 2009

34     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a Trustee of each of the 63 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a Trustee of 48 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

             Pioneer High Income Municipal Fund | Annual Report | 8/31/09     35

Interested Trustees

--------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Chairman of the Board,   Trustee since 2006.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                              Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                       by this Trustee
-----------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Deputy Chairman and a director of Pioneer Global Asset Manage-    None
                            ment S.p.A. ("PGAM"); Non-Executive Chairman and a director of
                            Pioneer Investment Management USA Inc. ("PIM-USA"); Chair-
                            man and a director of Pioneer; Chairman and Director of Pioneer
                            Institutional Asset Management, Inc. (since 2006); Director of
                            Pioneer Alternative Investment Management Limited (Dublin);
                            President and a Director of Pioneer Alternative Investment Man-
                            agement (Bermuda) Limited and affiliated funds; Director of
                            PIOGLOBAL Real Estate Investment Fund (Russia) (until June
                            2006); Director of Nano-C, Inc. (since 2003); Director of Cole
                            Management Inc. (since 2004); Director of Fiduciary Counseling,
                            Inc.; President and Director of Pioneer Funds Distributor, Inc.
                            ("PFD") (until May 2006); President of all of the Pioneer Funds;
                            and Of Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
-----------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Director, CEO and President of Pioneer Investment Management      None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007); Direc-
                            tor of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset Man-
                            agement S.p.A. (2000 - 2007)
-----------------------------------------------------------------------------------------------------------------------
*    Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

36    Pioneer High Income Municipal Fund | Annual Report | 8/31/09

Independent Trustees

---------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
---------------------------------------------------------------
David R. Bock (65)   Trustee          Trustee since 2006.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
---------------------------------------------------------------
Mary K. Bush (61)    Trustee          Trustee since 2006.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
---------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships Held
Name and Age         Principal Occupation During Past Five Years                          by this Trustee
------------------------------------------------------------------------------------------------------------------------
David R. Bock (65)   Managing Partner, Federal City Capital Advisors (boutique mer-       Director of Enterprise Com-
                     chant bank) (1997 to 2004 and 2008 - present); and Executive         munity Investment, Inc.
                     Vice President and Chief Financial Officer, I-trax, Inc. (publicly   (privately held affordable
                     traded health care services company) (2004 - 2007)                   housing finance company);
                                                                                          Director of New York Mort-
                                                                                          gage Trust (publicly traded
                                                                                          mortgage REIT); and Direc-
                                                                                          tor of Oxford Analytica, Inc.
                                                                                          (privately held research and
                                                                                          consulting company)
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (61)    President, Bush International, LLC (international financial advi-    Director of Marriott Interna-
                     sory firm)                                                           tional, Inc.; Director of Dis-
                                                                                          cover Financial Services
                                                                                          (credit card issuer and elec-
                                                                                          tronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company);
                                                                                          Director of Mantech Interna-
                                                                                          tional Corporation (national
                                                                                          security, defense, and intel-
                                                                                          ligence technology firm);
                                                                                          and Member, Board of Gov-
                                                                                          ernors, Investment Company
                                                                                          Institute
------------------------------------------------------------------------------------------------------------------------

              Pioneer High Income Municipal Fund | Annual Report | 8/31/09    37

---------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
---------------------------------------------------------------------
Benjamin M. Friedman (65)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Margaret B.W. Graham (62)   Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Thomas J. Perna (58)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Marguerite A. Piret (61)    Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Stephen K. West (80)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                          by this Trustee
------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (65)   Professor, Harvard University                                        Trustee, Mellon Institutional
                                                                                                 Funds Investment Trust and
                                                                                                 Mellon Institutional Funds
                                                                                                 Master Portfolio (oversees
                                                                                                 17 portfolios in fund
                                                                                                 complex)
------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (62)   Founding Director, Vice President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (technology products for   None
                            securities lending industry) (2008 - present); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (61)    President and Chief Executive Officer, Newbury, Piret & Company,     Director of New America
                            Inc. (investment banking firm)                                       High Income Fund, Inc.
                                                                                                 (closed-end investment
                                                                                                 company)
------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                   Director, The Swiss Helvetia
                                                                                                 Fund, Inc. (closed-end
                                                                                                 investment company)
------------------------------------------------------------------------------------------------------------------------------

38    Pioneer High Income Municipal Fund | Annual Report | 8/31/09

Fund Officers

------------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary             Since 2006. Serves at
                                                   the discretion of the
                                                   Board.
------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary   Since 2006. Serves at
                                                   the discretion of the
                                                   Board.
------------------------------------------------------------------------
Mark E. Bradley (49)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board.
------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Treasurer   Since 2006. Serves at
                                                   the discretion of the
                                                   Board.
------------------------------------------------------------------------
Gary Sullivan (51)           Assistant Treasurer   Since 2006. Serves at
                                                   the discretion of the
                                                   Board.
------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation During Past Five Years                         Held by this Officer
------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary of PIM-USA; Senior Vice President -- Legal of Pioneer;    None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)         Vice President -- Fund Accounting, Administration and Controller-   None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                             from 2002 to 2003
------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (51)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------

              Pioneer High Income Municipal Fund | Annual Report | 8/31/09    39

--------------------------------------------------------------------
                         Position Held         Length of Service
Name and Age             with the Fund         and Term of Office
--------------------------------------------------------------------
David F. Johnson (29)    Assistant Treasurer   Since 2009. Serves at
                                               the discretion of the
                                               Board.
--------------------------------------------------------------------
Teri W. Anderholm (50)   Chief Compliance      Since 2007. Serves at
                         Officer               the discretion of the
                                               Board.
--------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                             Other Directorships
Name and Age             Principal Occupation During Past Five Years                         Held by this Officer
------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (29)    Fund Administration Manager -- Fund Accounting, Administration      None
                         and Controllership Services since November 2008 and Assistant
                         Treasurer of all of the Pioneer Funds since January 2009; Client
                         Service Manager -- Institutional Investor Services at State Street
                         Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (50)   Chief Compliance Officer of Pioneer since December 2006 and         None
                         of all the Pioneer Funds since January 2007; Vice President and
                         Compliance Officer, MFS Investment Management (August 2005
                         to December 2006); Consultant, Fidelity Investments (February
                         2005 to July 2005); Independent Consultant (July 1997 to
                         February 2005)
------------------------------------------------------------------------------------------------------------------------------

40    Pioneer High Income Municipal Fund | Annual Report | 8/31/09

                            This page for your notes.

             Pioneer High Income Municipal Fund | Annual Report | 8/31/09     41

                            This page for your notes.

42     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

                            This page for your notes.

             Pioneer High Income Municipal Fund | Annual Report | 8/31/09     43

                            This page for your notes.

44     Pioneer High Income Municipal Fund | Annual Report | 8/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Series, including fees associated with the filings of its Form N-1A, totaled approximately $229,050 in 2009 and approximately
$185,800 in 2008.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2009 or 2008.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $49,740 in 2009 and $49,736 in 2008.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

All Other Fees
There were no other services provided to the Fund during the fiscal years ended August 31, 2009 and 2008.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended August 31, 2009 and 2008, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $49,740 in 2009 and $49,736 in 2008.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2009

* Print the name and title of each signing officer under his or her signature.